UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22648

Aspiriant Trust

(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard, Suite 600

Los Angeles, California 90025

(Address of principal executive offices) (Zip code)

Robert J. Francais

Aspiriant Trust

11100 Santa Monica Boulevard, Suite 600

Los Angeles, California 90025

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 806-4000

Date of fiscal year end: Mar 31

Date of reporting period: March 31, 2021

Item 1. Reports to Stockholders

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

ASPIRIANT DEFENSIVE ALLOCATION FUND

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

Each, a series of Aspiriant Trust

Shareholder Report

March 31, 2021

ASPIRIANT TRUST

TABLE OF CONTENTS

Letter to Shareholders	2
Growth of a $10,000 Investment and Performance	10
Summaries of Investments	14
Schedules of Investments	18
Statements of Assets and Liabilities	46
Statements of Operations	47
Statements of Changes in Net Assets	48
Financial Highlights	52
Notes to Financial Statements	56
Report of Independent Registered Public Accounting Firm	74
Other Information	76
Expense Examples	79
Trustees and Officers	81
Privacy Policy	83

2

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Letter to Shareholders

March 31, 2021

The Aspiriant Risk-Managed Equity Allocation Fund (“Equity Allocation Fund” or the “Fund”), returned 29.08% for the fiscal year ended March 31, 2021. Over the same period, Equity Allocation Fund’s benchmark, the MSCI ACWI Index (the “Benchmark”), returned 54.60%. While the Fund has lagged its Benchmark, it has done so with materially less risk. As of March 31, 2021, the Fund’s annualized three-year volatility was 12.54%, compared to 17.89% for the Benchmark.

During the one-year period ended March 31, 2021, U.S. equities, as measured by the S&P 500 Index, returned 56.35% while international stocks, as measured by the MSCI EAFE Index and the MSCI Emerging Markets Index, returned 44.57% and 58.39%, respectively. Relative performance was driven by strong recoveries in global economies driven by massive fiscal stimulus packages, accommodative policy stances by central banks and dwindling coronavirus case counts.

The Baillie Gifford Emerging Markets Equities Fund returned approximately 65.94% outperforming the Benchmark for the period from April 29, 2020 (date of inception of the position) to March 31, 2021. Aperio Group, LLC and iShares MSCI Global Min Vol Factor ETF returned approximately 28.25% and 25.25%, respectively, underperforming the Benchmark for the fiscal year ended March 31, 2021 as low volatility strategies struggled to keep pace with public markets.

The Fund shifted some allocations during the one-year period ended March 31, 2021. The Fund terminated Acadian Asset Management LLC, which ran a minimum volatility strategy, as a sub-advisor and hired Wellington Management Company LLP as a sub-advisor, which manages a global quality growth mandate. The Fund changed its main exposures to emerging markets equities by disposing of the iShares Core MSCI Emerging Markets ETF and the iShares Edge MSCI Min Vol Emerging Markets ETF and replacing them with two actively-managed mutual funds, the GMO Emerging Markets Fund and the Baillie Gifford Emerging Markets Equities Fund. The Fund also made new allocations to the AQR Large Cap Defensive Style Fund and two new private funds, Bridgewater All Weather China, Ltd. and GMO Equity Dislocation Fund, L.P. The Fund also exited its small position in iShares MSCI ACWI ETF during the year.

Thank you for your investment in the Fund.

John Allen
Portfolio Manager
Chief Investment Officer, Aspiriant, LLC

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971.

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. The principal risks of investing in the Fund include, but are not limited to, asset allocation, investing in smaller companies with limited resources and the use of predictive models. Low volatility and quality investing may go in and out of favor which may cause the Fund to sometimes underperform other equity funds. The Fund may invest in illiquid securities, which may or may not be sold or disposed of in the ordinary course of business.

Foreign securities, including depositary receipts, have additional risks including currency rate changes, political and economic instability, less regulation and market liquidity. Investments in emerging markets involve even greater risks.

3

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

LETTER TO SHAREHOLDERS (Continued)

March 31, 2021

The adviser and sub-advisers may be unable to construct the Fund’s investment portfolio such that the intended federal tax implications, when making investment decisions with respect to individual securities, are achieved.

As a result of its investments in underlying funds, the Fund is exposed to the principal risks of underlying funds. These risks include counterparty, derivatives, focused investment, large shareholder, leverage and short sale risks. Further information about these and other risks may be found in the prospectus.

The views expressed are those of the authors at the time created. They do not necessarily reflect the views of other persons in the Aspiriant, LLC organization. These views are subject to change at any time based on market and other conditions, and Aspiriant, LLC disclaims any responsibility to update such views. No forecasts can be guaranteed. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Aspiriant, LLC portfolio.

Please consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus that contains this and other information about the Fund is available by calling 1-877-997-9971 and should be read carefully prior to investing.

The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity performance of developed and emerging markets. It is not possible to invest directly in an index.

The S&P 500 Index is a market capitalization-weighted index that includes 500 stocks representing all major industries. Returns are denominated in U.S. Dollars and include reinvested dividends. It is not possible to invest directly in an index.

The MSCI EAFE Index is an equity index which captures large and mid-cap representation across Developed Markets countries around the world, excluding the U.S. and Canada. It is not possible to invest directly in an index.

The MSCI Emerging Markets Index captures large and mid-cap representation across 26 Emerging Markets (EM) countries. It is not possible to invest directly in an index.

4

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

LETTER TO SHAREHOLDERS

March 31, 2021

The Aspiriant Risk-Managed Municipal Bond Fund (“Municipal Bond Fund” or the “Fund”) returned 7.10% for the fiscal year ended March 31, 2021. Over the same period, the Municipal Bond Fund’s benchmark, the Bloomberg Barclays Municipal Bond Index (the “Benchmark”), returned 5.51%. The U.S. Federal Reserve’s easing throughout the year lead municipal bond markets to rally until the effects of COVID-19 began to be felt in the U.S. starting in mid-February.

Lower rated bonds continued to outperform higher rated bonds with high yield municipal bonds providing a return of 15.02%, as measured by the Bloomberg Barclays High Yield Municipal Bond Index, for the one-year period ended March 31, 2021. The Fund’s allocation to high yield municipal bonds contributed positively to performance as they were aided by tightening credit spreads and stubbornly low interest rates throughout much of the period. The Fund’s active management and security selection also positively contributed to performance.

Over the past quarter, inflation and interest rate expectations drifted higher. Government stimulus packages and vaccine rollouts have improved economic conditions. The Adviser is watching these developments and their impact on the municipal bond market.

Thank you for your investment in the Fund.

John Allen
Portfolio Manager
Chief Investment Officer, Aspiriant, LLC

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as a recommendation by the Fund, the adviser, the sub-advisers or distributor.

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. The Fund is exposed to the same risks that are associated with investing in underlying municipal securities owned by the Fund. The Fund is subject to interest rate risk; as interest rates rise, bond prices generally fall. Credit risk arises from an issuer’s ability to make interest and principal payments when due, as well as the prices of bonds declining when an issuer’s credit quality is expected to deteriorate. Investments in below investment grade or high yield securities are subject to liquidity risk and heightened credit risk. Investments in securities of non-U.S. issuers or U.S. issuers with significant non-U.S. operations may present more risk. The Fund may invest in illiquid securities, which may or may not be sold or disposed of in the ordinary course of business.

The use of derivatives involves substantial financial risks and transaction costs. Certain derivatives may be illiquid. The Fund’s use of inverse floaters may magnify the potential for losses. The Fund periodically engages in portfolio leverage and when doing so, assumes a higher level of risk in pursuit of its objectives. Leverage involves the risk that the Fund could lose more than its original investment and also increases the Fund’s exposure to volatility, interest rate risk and credit risk.

5

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

LETTER TO SHAREHOLDERS (Continued)

March 31, 2021

These and other risk considerations, such as preferred securities, call, counterparty, extension, defaulted securities, income, municipal lease obligations, political and economic, prepayment, restricted securities, tax, zero coupon bond risks, and, as a result of investing in underlying funds, short sale risk, are described in detail in the Fund’s prospectus.

Income may be subject to the alternative minimum tax.

The views expressed are those of the authors at the time created. They do not necessarily reflect the views of other persons in the Aspiriant, LLC organization. These views are subject to change at any time based on market and other conditions, and Aspiriant, LLC disclaims any responsibility to update such views. No forecasts can be guaranteed. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Aspiriant, LLC portfolio.

Please consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus that contains this and other information about the Fund is available by calling 1-877-997-9971 and should be read carefully prior to investing.

The below referenced unmanaged indices do not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the tax-exempt bond market. It includes most investment-grade tax-exempt bonds that are issued by state and local governments. It is not possible to invest directly in an index.

The Bloomberg Barclays High Yield Municipal Index measures the non-investment-grade and nonrated U.S. dollar–denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington, D.C.; Puerto Rico; Guam; and the Virgin Islands). The index allows state and local general obligation, revenue, insured, and prerefunded bonds; however, historically the index has been composed of mostly revenue bonds. You cannot invest directly in an index.

6

ASPIRIANT DEFENSIVE ALLOCATION FUND

LETTER TO SHAREHOLDERS

March 31, 2021

The Aspiriant Defensive Allocation Fund (“Defensive Allocation Fund” or the “Fund”) returned 18.52% for the fiscal year ended March 31, 2021. Over the same period, the Fund’s benchmark, the HFRI Fund of Funds Composite Index (the “Benchmark”), returned 24.56%.

Core Diversifiers, global asset allocation strategies that invest across a wide range of financial markets and geographies, benefited from positive returns across most risk assets, equities in particular, and returned approximately 27.60% for the one-year period ended March 31, 2021. Alternative Diversifiers, investments in strategies with return patterns that are less sensitive to movements in traditional markets, provided an approximate return of 9.29% for the one-year period ended March 31, 2021.

The Fund’s private fund allocations (All Weather Portfolio Limited, D. E. Shaw Orienteer International Fund, L.P., Millennium International, Ltd. and Elliott Associates, L.P.) performed very well with a blended return of 20.97% for the one-year period ended March 31, 2021. During the year, we exited our position in D. E. Shaw Orienteer International Fund, L.P.

The GMO SGM Major Markets Fund, albeit a small allocation within the Fund, detracted from performance as it returned approximately -0.04% and underperformed the Benchmark for the one-year period ended March 31, 2021.

Thank you for your investment in the Fund.

John Allen
Portfolio Manager
Chief Investment Officer, Aspiriant, LLC

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as a recommendation by the Fund, the adviser or distributor.

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no guarantee that the Fund will achieve its investment objective. The cost of investing in a fund of funds may be higher than other mutual funds as the Fund will bear not only its own direct expenses but also a portion of expenses of the underlying funds. The Fund’s performance is tied to the performance of the underlying funds which means that if one or more of the underlying funds fails to meet its objective then the performance of the Fund may be adversely impacted.

The Fund’s asset allocation percentages are made across a broad range of investment strategies which may expose investors to increased risks. This may include investing significant portions of assets in certain asset classes and industries within certain economic sectors which may be unfavorably affected by the same political, economic or market events. The Fund may invest in illiquid securities, which may or may not be sold or disposed of in the ordinary course of business.

As a result of its investments in underlying funds, the Fund is exposed to the principal risks of underlying funds. These risks include alternative strategies, asset-backed and mortgage-backed securities, call, commodity, counterparty, covered calls and equity collars, credit, defaulted securities, derivatives, emerging markets, extension, floating rate loan,

7

ASPIRIANT DEFENSIVE ALLOCATION FUND

LETTER TO SHAREHOLDERS (Continued)

March 31, 2021

foreign securities and currencies, high yield securities, income, interest rate, inverse floaters, large shareholder, leverage, preferred securities, prepayment, REIT and real estate, restricted securities, sector, short sale, small and mid-cap company and zero coupon bond risks. Further information about these and other risks may be found in the prospectus.

The views expressed are those of the authors at the time created. They do not necessarily reflect the views of other persons in the Aspiriant, LLC organization. These views are subject to change at any time based on market and other conditions, and Aspiriant, LLC disclaims any responsibility to update such views. No forecasts can be guaranteed. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Aspiriant, LLC portfolio.

Please consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus that contains this and other information about the Fund is available by calling 1-877-997-9971 and should be read carefully prior to investing.

The below referenced unmanaged index does not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

The HFRI Fund of Funds Composite Index is an uninvestable, unmanaged index that is an equal weighted index of over 800 constituent hedge fund of funds that invest over a broad range of strategies.

8

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

LETTER TO SHAREHOLDERS

March 31, 2021

The Aspiriant Risk-Managed Taxable Bond Fund (“Taxable Bond Fund” or the “Fund”) returned 4.58% for the fiscal year ended March 31, 2021. Over the same period, Taxable Bond Fund’s benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index (the “Benchmark”), returned 0.71%. Corporate high yield issues outperformed higher rated bonds as represented by the Bloomberg Barclays U.S. Corporate High Yield Index’s return of 23.72% for the fiscal year ended March 31, 2021.

The Fund’s core funds, which generally have strategies closer to the Benchmark, returned approximately 4.65% over the one-year period ended March 31, 2021. While the Fund’s opportunistic funds, which have strategies distinct from the Benchmark, returned approximately 18.64% over the same period. The MetWest Total Return Bond Fund, DoubleLine Total Return Bond Fund, PIMCO Income Fund, GMO Emerging Country Debt Fund, Vanguard Total Bond Market Index Fund and the Vanguard High-Yield Corporate Fund returned approximately 3.80%, 3.84%, 14.91%, 19.12%, 0.75% and 18.23%, respectively, outperforming the Benchmark for the one-year period ended March 31, 2021. The Fund benefited from being underweight to U.S. Treasuries (as compared to the Benchmark), active management from its underlying fund managers and high yield exposures.

The Fund’s allocations to its managers remained stable over the course of the period, and there were no additions or subtractions to the managers. Governments around the world have passed massive stimulus packages and kept interest rates stubbornly low in light of the COVID-19 pandemic. We are monitoring the impact of such government intervention on global economies and continue to manage the Fund’s allocations to preserve capital while looking for opportunities presented by the volatility.

Thank you for your investment in the Fund.

John Allen
Portfolio Manager
Chief Investment Officer, Aspiriant, LLC

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971.

Portfolio composition will change due to ongoing management of the Fund. References to specific securities should not be construed as a recommendation by the Fund, the adviser or distributor.

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There is no guarantee that the Fund will achieve its investment objective. The cost of investing in a fund of funds may be higher than other mutual funds as the Fund will bear not only its own direct expenses but also a portion of expenses of the underlying funds. The Fund’s performance is tied to the performance of the underlying funds which means that if one or more of the underlying funds fails to meet its objective then the performance of the Fund may be adversely impacted.

The Fund’s asset allocation percentages are made across a broad range of investment strategies which may expose investors to increased risks. This may include investing significant portions of assets in certain asset classes and industries within certain economic sectors which may be unfavorably affected by the same political, economic or market events. The Fund may invest in illiquid securities, which may or may not be sold or disposed of in the ordinary course of business.

9

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

LETTER TO SHAREHOLDERS (Continued)

March 31, 2021

As a result of its investments in underlying funds, the Fund is exposed to the principal risks of underlying funds. These risks include asset and mortgage-backed securities, call, counterparty, credit, defaulted securities, derivatives, emerging markets, extension, floating rate loan, foreign securities and currencies, high yield securities, income, inflation index bond, interest rate, large shareholder, leverage, preferred securities, prepayment, restricted securities, sector, short sale and zero coupon bond risks. Further information about these and other risk considerations are described in detail in the Fund’s prospectus.

Income may be subject to the alternative minimum tax.

The views expressed are those of the authors at the time created. They do not necessarily reflect the views of other persons in the Aspiriant, LLC organization. These views are subject to change at any time based on market and other conditions, and Aspiriant, LLC disclaims any responsibility to update such views. No forecasts can be guaranteed. These views may not be relied upon as investment advice or as an indication of trading intent on behalf of any Aspiriant, LLC portfolio.

Please consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus that contains this and other information about the Fund is available by calling 1-877-997-9971 and should be read carefully prior to investing.

The below referenced unmanaged indices do not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

The Bloomberg Barclays U.S. Aggregate Bond Index is an uninvestable, unmanaged, broad fixed income, market-value-weighted index generally representative of investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of at least one year. It is not possible to invest directly in an index.

The Bloomberg Barclays U.S. Corporate High Yield Bond Index is an uninvestable, unmanaged index that measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. It is not possible to invest directly in an index.

10

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Growth of a $10,000 Investment and Performance

March 31, 2021 (Unaudited)

The above graph assumes an initial investment of $10,000 in the Advisor Shares made as of the close of business on April 4, 2013 (Commencement of the Fund’s Operations).

Total Returns as of March 31, 2021	1 Year	5 Year	Annualized Since Inception*
Aspiriant Risk-Managed Equity Allocation Fund
Advisor Shares	29.08%	8.77%	7.02%
MSCI ACWI Index (1)	54.60%	13.21%	10.42%

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971, or go to www.aspiriantfunds.com.

The Adviser has contractually agreed to waive its advisory fee from 0.24% to 0.16% through June 30, 2021. The Adviser has also contractually agreed to waive its administrative services fee from 0.10% to 0.04% through June 30, 2021. Both arrangements may be terminated only by the Aspiriant Trust’s Board of Trustees.

The performance shown in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	For the period close of business April 4, 2013 (commencement of operations) through March 31, 2021.

(1)

The MSCI ACWI Index, which captures large and mid cap representation, is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Returns include the reinvestment of distributions but do not consider sales charges. Performance is shown for illustrative purposes only and does not predict or depict the performance of the Fund.

The above referenced unmanaged index does not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

11

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

GROWTH OF A $10,000 INVESTMENT AND PERFORMANCE

March 31, 2021 (Unaudited)

The above graph assumes an initial investment of $10,000 in Shares made as of the close of business on July 1, 2015 (Commencement of the Fund’s Operations).

Total Returns as of March 31, 2021	1 Year	5 Year	Annualized Since Inception*
Aspiriant Risk-Managed Municipal Bond Fund	7.10%	3.80%	5.10%
Bloomberg Barclays Municipal Bond Index (1)	5.51%	3.49%	3.89%

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971, or go to www.aspiriantfunds.com.

The Adviser has contractually agreed to waive its advisory fee from 0.27% to 0.21% through June 30, 2021. The Adviser has also contractually agreed to waive its administrative services fee from 0.10% to 0.03% through June 30, 2021. Both arrangements may be terminated only by the Aspiriant Trust’s Board of Trustees.

The performance shown in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	For the period close of business July 1, 2015 (commencement of operations) through March 31, 2021.

(1)

The Bloomberg Barclays Municipal Bond Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds.

The above referenced unmanaged index does not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in their underlying securities.

12

ASPIRIANT DEFENSIVE ALLOCATION FUND

GROWTH OF A $10,000 INVESTMENT AND PERFORMANCE

March 31, 2021 (Unaudited)

The above graph assumes an initial investment of $10,000 in the Shares made as of the close of business on December 14, 2015 (Commencement of the Fund’s Operations).

Total Returns as of March 31, 2021	1 Year	5 Year	Annualized Since Inception*
Aspiriant Defensive Allocation Fund	18.52%	4.57%	4.17%
HFRI Fund of Funds Composite Index (1)	24.56%	5.74%	4.68%

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971, or go to www.aspiriantfunds.com.

The Adviser has contractually agreed to waive its administrative services fee from 0.10% to 0.01% through June 30, 2021. This arrangement may be terminated only by the Aspiriant Trust’s Board of Trustees.

The performance shown in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	For the period close of business December 14, 2015 (commencement of operations) through March 31, 2021.

(1)	The HFRI Fund of Funds Composite Index is an uninvestable, unmanaged index that is an equal weighted index of over 650 constituent hedge fund of funds that invest over a broad range of strategies.

The above referenced unmanaged index does not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest in an index, although they can invest in their underlying securities.

13

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

GROWTH OF A $10,000 INVESTMENT AND PERFORMANCE

March 31, 2021 (Unaudited)

The above graph assumes an initial investment of $10,000 in the Shares made as of the close of business on March 29, 2018 (Commencement of the Fund’s Operations).

Total Returns as of March 31, 2021	1 Year	Annualized Since Inception*
Aspiriant Risk-Managed Taxable Bond Fund	4.58%	4.12%
Bloomberg Barclays U.S. Aggregate Bond Index(1)	0.71%	4.65%

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-997-9971, or go to www.aspiriantfunds.com.

The Adviser has contractually agreed to waive its advisory fee from 0.25% to 0.08% through June 30, 2021. The Adviser has also contractually agreed to waive its administrative services fee from 0.10% to 0.03% through June 30, 2021. Both arrangements may be terminated only by the Aspiriant Trust’s Board of Trustees.

The performance shown in the table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	For the period close of business March 29, 2018 (commencement of operations) through March 31, 2021.

(1)

The Bloomberg Barclays U.S. Aggregate Bond Index is an uninvestable, unmanaged, broad fixed income, market-value-weighted index generally representative of investment grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities with maturities of at least one year.

The above referenced unmanaged index does not reflect the deduction of fees and taxes associated with a mutual fund, such as investment management and fund accounting fees. Investors cannot invest in an index, although they can invest in their underlying securities.

14

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Summary of Investments

As of March 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	6.7%
Consumer Discretionary	3.4%
Communications	3.4%
Financials	3.1%
Health Care	2.5%
Consumer Staples	2.1%
Industrials	1.8%
Other	1.6%
Total Common Stocks	24.6%
Exchange-Traded Fund	9.0%
Open-End Mutual Funds	47.0%
Preferred Stock	0.0%[1]
Private Funds	12.8%
Short-Term Investments	6.9%
Total Investments	100.3%
Liabilities in excess of other assets	(0.3)%
Total Net Assets	100.0%

[1]	Rounds to less than 0.05%.

See accompanying Notes to Financial Statements.

15

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SUMMARY OF INVESTMENTS

As of March 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Municipal Bonds
General	16.3%
Medical	12.0%
General Obligation	7.5%
Transportation	7.2%
Development	6.1%
Education	5.6%
Water	5.1%
Airport	5.0%
Higher Education	3.3%
School District	3.1%
Tobacco Settlement	1.6%
Housing	1.4%
Power	1.2%
Other	4.1%
Total Municipal Bonds	79.5%
Common Stock	0.1%
Closed-End Mutual Funds	0.8%
Open-End Mutual Fund	1.2%
Private Funds	13.7%
Short-Term Investment	4.0%
Total Investments	99.3%
Other assets less liabilities	0.7%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

16

ASPIRIANT DEFENSIVE ALLOCATION FUND

SUMMARY OF INVESTMENTS

As of March 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Open-End Mutual Funds
Global Allocation	52.5%
Global Macro	4.9%
Managed Futures	1.8%
Total Open-End Mutual Funds	59.2%
Exchange-Traded Fund
Real Asset	12.5%
Total Exchange-Traded Fund	12.5%
Private Funds
Global Allocation	10.2%
Merger Arbitrage	8.4%
Multi-Strategy/Style	3.4%
Total Private Funds	22.0%
Short-Term Investment	5.0%
Total Investments	98.7%
Other assets less liabilities	1.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

17

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SUMMARY OF INVESTMENTS

As of March 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Open-End Mutual Funds
Domestic	90.7%
Foreign	6.1%
Total Open-End Mutual Funds	96.8%
Short-Term Investment	3.2%
Total Investments	100.0%
Liabilities in excess of other assets	(0.0)%[1]
Total Net Assets	100.0%

[1]	Rounds to less than 0.05%.

See accompanying Notes to Financial Statements.

18

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Schedule of Investments

As of March 31, 2021

Number of Shares		Value
	COMMON STOCKS — 24.6%
	AUSTRALIA — 0.0%[1]
1,818	Newcrest Mining Ltd.	$34,345

	BELGIUM — 0.1%
17,094	Colruyt S.A.	1,019,105
11,339	UCB S.A.	1,077,930
		2,097,035
	BERMUDA — 0.5%
34,077	Arch Capital Group Ltd.*	1,307,535
2,589	Everest Re Group Ltd.	641,580
106,265	Hongkong Land Holdings Ltd.	522,632
18,282	IHS Markit Ltd.	1,769,332
10,000	Jardine Matheson Holdings Ltd.	655,170
14,000	Jardine Strategic Holdings Ltd.[2]	462,578
38,885	Marvell Technology Group Ltd.[2]	1,904,587
7,321	RenaissanceRe Holdings Ltd.	1,173,190
		8,436,604
	CANADA — 0.2%
4,984	Agnico Eagle Mines Ltd.	288,125
10,151	Bank of Nova Scotia	634,945
21,616	Franco-Nevada Corp.	2,708,269
4,459	Toronto-Dominion Bank	290,771
		3,922,110
	CAYMAN ISLANDS — 1.2%
17,895	Alibaba Group Holding Ltd. - ADR*	4,057,334
101,110	ANTA Sports Products Ltd.	1,658,394
3,833	Autohome, Inc. - ADR[2]	357,504
2,291	Baidu, Inc. - ADR*	498,407
82,000	Haitian International Holdings Ltd.	327,547
31,947	Huazhu Group Ltd. - ADR* [2]	1,753,890
164,500	Kingboard Holdings Ltd.	890,337
56,000	Kingdee International Software Group Co., Ltd.	175,615
272,500	Li Ning Co., Ltd.	1,782,691
3,466	Noah Holdings Ltd. - ADR* [2]	153,890
17,473	StoneCo Ltd. - Class A*	1,069,697
25,577	TAL Education Group - ADR*	1,377,321
40,350	Tencent Holdings Ltd.	3,220,235
29,787	Tencent Holdings Ltd. - ADR	2,377,003
84,000	Tingyi Cayman Islands Holding Corp.	154,453
8,720	Vipshop Holdings Ltd. - ADR*	260,379
		20,114,697

Number of Shares		Value
	COMMON STOCKS (Continued)
	CHILE — 0.0%[1]
42,388	Enel Americas S.A. - ADR[2]	$359,450

	CHINA — 0.4%
29,831	China Construction Bank Corp. - ADR[2]	503,249
925,380	China Construction Bank Corp. - Class H	780,018
175,500	China Merchants Bank Co., Ltd. - Class H	1,344,539
328,000	China Shenhua Energy Co., Ltd.	678,126
22,000	Fuyao Glass Industry Group Co., Ltd.	131,227
2,338,000	Industrial & Commercial Bank of China Ltd. - Class H	1,681,724
188,000	Jiangsu Expressway Co., Ltd. - Class H	234,121
43,200	Legend Holdings Corp. - Class H2 3	68,553
218,000	Offcn Education Technology Co., Ltd.	940,791
		6,362,348
	DENMARK — 0.4%
9,221	Coloplast A/S - Class B	1,386,350
5,130	Demant A/S*	217,156
10,181	DSV PANALPINA A/S	1,996,939
35,408	Novo Nordisk A/S - ADR	2,387,207
1,949	Novozymes A/S	124,710
7,059	Pandora A/S	754,956
		6,867,318
	FINLAND — 0.1%
7,117	Elisa OYJ	426,905
7,026	Kone Oyj - Class B	574,278
3,520	UPM-Kymmene Oyj	126,501
		1,127,684
	FRANCE — 0.7%
18,103	Cie Generale des Etablissements Michelin	2,711,291
29,135	Edenred	1,521,250
605	Hermes International	669,128
4,598	L’Oreal S.A.	1,761,407
255	Pernod Ricard S.A.	47,731
14,426	Safran S.A.*	1,962,333
3,992	Ubisoft Entertainment S.A.*	303,415
18,171	Worldline S.A./France* [3]	1,521,220
		10,497,775

19

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY — 0.1%
55,595	Commerzbank A.G.*	$341,165
4,820	Muenchener Rueckversicherungs-Gesellschaft A.G.	1,484,411
		1,825,576
	GUERNSEY — 0.2%
44,301	Amdocs Ltd.	3,107,715

	HONG KONG — 0.6%
83,800	Bank of East Asia Ltd.	178,505
41,846	BOC Hong Kong Holdings Ltd.	146,394
382,000	China Merchants Port Holdings Co., Ltd.	587,366
104,000	CLP Holdings Ltd.	1,012,616
64,000	Guangdong Investment Ltd.	104,568
2,177	Hang Lung Properties Ltd. - ADR[2]	28,497
44,210	Hang Seng Bank Ltd.	858,478
142,000	Henderson Land Development Co., Ltd.	640,862
618,000	HK Electric Investments and HK Electric Investments Ltd.[4]	614,041
888,000	HKT Trust and HKT Ltd.[4]	1,267,496
13,500	Link REIT	123,171
210,558	MTR Corp. Ltd.	1,197,544
133,500	Power Assets Holdings Ltd.	790,185
87,000	Sun Hung Kai Properties Ltd.	1,317,341
284,400	Swire Properties Ltd.	882,775
		9,749,839
	INDIA — 0.2%
16,368	Dr Reddy’s Laboratories Ltd. - ADR	1,004,832
87,492	Infosys Ltd. - ADR	1,637,850
		2,642,682
	IRELAND — 0.4%
5,404	Accenture PLC - Class A	1,492,855
8,340	Flutter Entertainment PLC*	1,781,851
8,866	ICON PLC* [2]	1,741,016
28,374	Johnson Controls International PLC	1,693,077
1,301	Linde PLC	364,462
		7,073,261
	ISRAEL — 0.1%
2,131	Elbit Systems Ltd.[2]	304,733
8,283	Nice Ltd. - ADR*	1,805,446
		2,110,179

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN — 1.8%
4,400	ABC-Mart, Inc.	$248,468
1,400	Bandai Namco Holdings, Inc.	100,082
18,500	Bridgestone Corp.	752,116
14,700	Denso Corp.	979,963
15,871	FUJIFILM Holdings Corp.	944,138
9,300	Hamamatsu Photonics KK	550,971
3,900	Hirose Electric Co., Ltd.	601,207
10,000	Itochu Corp.	324,660
2,800	Itochu Techno-Solutions Corp.	90,481
188,880	Japan Post Bank Co., Ltd.	1,816,320
9,000	Kao Corp.	595,518
91,787	KDDI Corp.	2,828,021
8,800	Kyocera Corp.	559,944
5,000	Makita Corp.	214,760
15,000	McDonald’s Holdings Co. Japan Ltd.	691,405
14,878	Mitsubishi UFJ Financial Group, Inc.	79,557
53,680	Mizuho Financial Group, Inc.	776,234
1,600	Murata Manufacturing Co., Ltd.	128,793
4,500	Nexon Co., Ltd.	146,016
138,000	Nippon Steel Corp.	2,355,345
74,000	Nippon Telegraph & Telephone Corp.	1,909,342
66,948	Nippon Telegraph & Telephone Corp. - ADR	1,734,623
5,800	Nissin Foods Holdings Co., Ltd.	430,021
1,700	Nomura Research Institute Ltd.	52,815
4,500	Oriental Land Co., Ltd.	677,165
14,266	Otsuka Holdings Co., Ltd.	605,006
41,600	Recruit Holdings Co., Ltd.	2,042,819
7,269	Secom Co., Ltd.	612,789
40,000	Sekisui House Ltd.	860,406
2,300	Shimamura Co., Ltd.	265,778
34	Shin-Etsu Chemical Co., Ltd.	5,760
44,000	Shizuoka Bank Ltd.	345,898
600	SMC Corp.	349,428
65,362	Softbank Corp.	850,331
23,700	Sumitomo Mitsui Financial Group, Inc.	859,061
11,500	Sundrug Co., Ltd.	421,320
8,500	Suntory Beverage & Food Ltd.	316,971
7,006	Toyota Motor Corp.	545,207
14,500	Trend Micro, Inc.	727,873
27,410	USS Co., Ltd.	537,602

20

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
8,900	Yakult Honsha Co., Ltd.	$450,324
13,000	Yamazaki Baking Co., Ltd.	210,043
		29,594,581
	LUXEMBOURG — 0.1%
206,402	B&M European Value Retail S.A.	1,501,689

	NETHERLANDS — 0.5%
16,557	Airbus S.E.*	1,877,851
4,037	ASML Holding N.V.	2,476,979
1,186	Ferrari N.V.	248,206
118,974	Koninklijke Ahold Delhaize N.V.	3,318,524
14,012	Koninklijke Ahold Delhaize N.V. - ADR[2]	391,075
		8,312,635
	NEW ZEALAND — 0.0%[1]
174,948	Spark New Zealand Ltd.	547,964

	NORWAY — 0.0%[1]
3,840	Yara International A.S.A.	200,043

	PHILIPPINES — 0.0%[1]
5,236	PLDT, Inc. - ADR[2]	136,974

	SINGAPORE — 0.2%
12,622	DBS Group Holdings Ltd.	270,633
6,072	DBS Group Holdings Ltd. - ADR	524,803
32,000	Oversea-Chinese Banking Corp. Ltd.	279,968
227,000	Singapore Telecommunications Ltd.	412,473
76,000	United Overseas Bank Ltd.	1,465,434
		2,953,311
	SOUTH KOREA — 0.1%
11,178	POSCO - ADR	807,052
4,334	Woori Financial Group, Inc. - ADR* [2]	117,451
		924,503
	SPAIN — 0.1%
30,456	Cellnex Telecom S.A.[3]	1,755,734
15,079	Industria de Diseno Textil S.A.	498,209
		2,253,943
	SWEDEN — 0.2%
5,251	ICA Gruppen A.B.*	256,782
5,731	Industrivarden A.B. - A Shares*	210,847

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN (Continued)
4,787	L E Lundbergforetagen A.B. - B Shares*	$261,441
63,019	Volvo A.B. - B Shares	1,595,958
		2,325,028
	SWITZERLAND — 1.2%
880	Alcon, Inc.*	61,758
16	Chocoladefabriken Lindt & Spruengli A.G.[2]	139,379
1,365	EMS-Chemie Holding A.G.	1,219,377
6,065	Garmin Ltd.	799,670
32,092	Julius Baer Group Ltd.	2,050,790
7,949	Kuehne + Nagel International A.G.	2,270,443
7,031	Logitech International S.A.	734,740
7,504	Nestle S.A. - ADR	836,771
6,471	Novartis A.G. - ADR	553,141
2,044	Partners Group Holding A.G.	2,612,081
3,085	Roche Holding A.G.	999,366
14,816	Roche Holding A.G. - ADR	600,937
4,173	Schindler Holding A.G.	1,197,343
6,279	Sonova Holding A.G.*	1,664,407
1,137	Swatch Group A.G.	327,386
6,028	Swisscom A.G.	3,234,124
227	Zurich Insurance Group A.G.	96,623
2,010	Zurich Insurance Group A.G. - ADR[2]	86,289
		19,484,625
	TAIWAN — 1.0%
100,771	Chunghwa Telecom Co., Ltd. - ADR[2]	3,944,177
55,000	MediaTek, Inc.	1,891,825
85,900	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	10,160,252
66,650	United Microelectronics Corp. - ADR[2]	607,181
		16,603,435
	UNITED KINGDOM — 0.4%
46,535	Berkeley Group Holdings PLC	2,848,979
5,848	Burberry Group PLC*	152,983
51,795	J Sainsbury PLC	173,202
103,052	Prudential PLC	2,195,270
5,302	RELX PLC	132,978
163,166	Wm Morrison Supermarkets PLC	410,374
		5,913,786
	UNITED STATES — 13.8%
3,991	Abbott Laboratories	478,281

21

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
14,177	Activision Blizzard, Inc.	$1,318,461
6,887	Adobe, Inc.*	3,273,873
7,272	Adtalem Global Education, Inc.*	287,535
23,157	Advanced Micro Devices, Inc.* [2]	1,817,824
12,168	Aflac, Inc.	622,758
3,181	Align Technology, Inc.*	1,722,607
796	Allstate Corp.	91,460
2,526	Alphabet, Inc. - Class A*	5,209,926
2,839	Alphabet, Inc. - Class C*	5,872,841
3,089	Amazon.com, Inc.*	9,557,613
540	AMERCO	330,804
7,842	American Electric Power Co., Inc.	664,217
18,608	American Express Co.	2,631,916
2,948	American National Group, Inc.	318,001
8,176	Anthem, Inc.	2,934,775
56,105	Apple, Inc.	6,853,226
2,553	AptarGroup, Inc.	361,684
35,294	Ares Management Corp. - Class A2	1,977,523
46,178	AT&T, Inc.	1,397,808
417	Atmos Energy Corp.	41,220
18,892	Avangrid, Inc.[2]	941,011
12,247	BancorpSouth Bank	397,783
6,902	Baxter International, Inc.	582,115
1,202	Becton, Dickinson and Co.	292,266
3,404	Berkshire Hathaway, Inc.*	869,620
1,298	Biogen, Inc.*	363,115
1,736	Bio-Rad Laboratories, Inc. - Class A*	991,551
3,712	Black Knight, Inc.*	274,651
2,602	BlackRock, Inc.	1,961,804
29,598	Blackstone Group, Inc. - Class A	2,205,939
53,325	Boston Scientific Corp.*	2,061,011
2,720	C.H. Robinson Worldwide, Inc.	259,570
4,159	CBRE Group, Inc. - Class A*	329,018
13,117	CDW Corp.	2,174,143
51,584	Cerner Corp.	3,707,858
31,956	Charles Schwab Corp.	2,082,892
2,911	Charter Communications, Inc. - Class A* [2]	1,796,145
17,826	Chegg, Inc.* [2]	1,526,975
2,871	Chemed Corp.	1,320,143
5,174	Church & Dwight Co., Inc.	451,949

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
66,193	Ciena Corp.*	$3,622,081
28,313	Cisco Systems, Inc.	1,464,065
895	Citrix Systems, Inc.	125,622
720	CME Group, Inc.	147,046
5,859	CNX Resources Corp.*	86,127
2,337	Coca-Cola Co.	123,183
9,402	Comcast Corp. - Class A	508,742
3,107	Consolidated Edison, Inc.	232,404
46,897	Corning, Inc.	2,040,488
7,330	Corteva, Inc.[2]	341,725
4,979	Costco Wholesale Corp.	1,754,998
9,656	Danaher Corp.	2,173,372
24,020	Dolby Laboratories, Inc. - Class A	2,371,254
1,766	DTE Energy Co.[2]	235,125
2,136	Duke Energy Corp.	206,188
6,912	Electronic Arts, Inc.	935,677
20,694	Eli Lilly & Co.	3,866,053
7,838	Etsy, Inc.*	1,580,689
9,381	Exelon Corp.	410,325
4,786	Expeditors International of Washington, Inc.	515,404
22,015	Facebook, Inc. - Class A*	6,484,078
5,145	First Financial Bankshares, Inc.[2]	240,426
2,407	First Financial Corp.	108,339
22,256	Flowers Foods, Inc.	529,693
17,742	Fortune Brands Home & Security, Inc.	1,700,038
11,797	Gentex Corp.	420,799
4,590	Gilead Sciences, Inc.	296,652
10,133	Global Payments, Inc.	2,042,610
3,200	Graco, Inc.	229,184
1,395	Hanover Insurance Group, Inc.	180,597
13,970	Hilton Worldwide Holdings, Inc.[2]	1,689,252
2,212	Home Depot, Inc.	675,213
76,837	Hormel Foods Corp.	3,671,272
2,122	Humana, Inc.	889,648
580	IDEX Corp.	121,406
76,191	Intel Corp.	4,876,224
5,003	Intuit, Inc.	1,916,450
4,408	Jack Henry & Associates, Inc.	668,782
21,650	JM Smucker Co.[2]	2,739,374
13,775	Johnson & Johnson	2,263,921

22

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2021

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
19,350	JPMorgan Chase & Co.	$2,945,650
5,122	Juniper Networks, Inc.	129,740
5,810	KLA Corp.	1,919,624
6,463	Lancaster Colony Corp.	1,133,352
929	Landstar System, Inc.	153,341
19,639	Lennar Corp. - Class A	1,988,056
14,588	LPL Financial Holdings, Inc.	2,073,830
3,835	Madison Square Garden Entertainment Corp.*	313,703
789	MarketAxess Holdings, Inc.[2]	392,859
6,698	Mastercard, Inc. - Class A	2,384,823
11,671	Match Group, Inc.* [2]	1,603,362
2,054	MAXIMUS, Inc.[2]	182,888
842	McCormick & Co., Inc.	75,073
7,071	McDonald’s Corp.	1,584,894
8,947	Merck & Co., Inc.	689,724
28,777	MetLife, Inc.	1,749,354
49,501	Microsoft Corp.	11,670,851
18,161	Monster Beverage Corp.*	1,654,286
25,971	Morgan Stanley	2,016,908
1,078	Morningstar, Inc.	242,593
2,858	Motorola Solutions, Inc.	537,447
1,128	National HealthCare Corp.[2]	87,882
5,472	Netflix, Inc.*	2,854,524
2,737	New York Times Co. - Class A	138,547
1,165	NewMarket Corp.	442,886
20,836	Newmont Corp.	1,255,786
844	NextEra Energy, Inc.	63,815
1,378	NIKE, Inc. - Class B	183,122
901	NVIDIA Corp.	481,071
428	NVR, Inc.*	2,016,278
1,256	Old Dominion Freight Line, Inc.	301,955
318	ONE Gas, Inc.	24,457
10,551	PayPal Holdings, Inc.*	2,562,205
14,674	Penn National Gaming, Inc.*	1,538,422
6,841	PepsiCo, Inc.	967,659
61,378	Pfizer, Inc.	2,223,725
14,475	Pinnacle West Capital Corp.	1,177,541
13,957	Procter & Gamble Co.	1,890,197
1,748	Prosperity Bancshares, Inc.	130,908
28,827	Public Service Enterprise Group, Inc.[2]	1,735,674

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
1,306	Public Storage - REIT	$322,269
10,706	Republic Services, Inc.	1,063,641
2,143	ResMed, Inc.	415,785
3,545	Royal Gold, Inc.	381,513
5,425	S&P Global, Inc.	1,914,320
11,677	salesforce.com, Inc.*	2,474,006
24,166	Schneider National, Inc. - Class B	603,425
7,217	Southern Copper Corp.	489,818
5,344	Stryker Corp.	1,301,692
7,363	Synopsys, Inc.*	1,824,404
22,315	Sysco Corp.	1,757,083
367	Take-Two Interactive Software, Inc.*	64,849
3,226	Target Corp.	638,974
1,641	Tesla, Inc.*	1,096,073
14,294	Texas Instruments, Inc.	2,701,423
8,011	TFS Financial Corp.[2]	163,184
509	Thermo Fisher Scientific, Inc.	232,297
10,664	TJX Cos., Inc.	705,424
9,515	Tootsie Roll Industries, Inc.[2]	315,232
3,674	Tradeweb Markets, Inc. - Class A	271,876
18,837	TransUnion	1,695,330
31,419	Trustmark Corp.	1,057,564
1,253	Tyler Technologies, Inc.*	531,936
31,238	Uber Technologies, Inc.*	1,702,783
8,898	UnitedHealth Group, Inc.	3,310,679
820	Varian Medical Systems, Inc.*	144,755
7,615	Viatris, Inc.*	106,382
16,530	Visa, Inc. - Class A2	3,499,897
33,377	Walmart, Inc.	4,533,598
4,777	Walt Disney Co.*	881,452
1,493	Watsco, Inc.	389,300
2,132	WEC Energy Group, Inc.	199,534
13,903	Wells Fargo & Co.	543,190
34,736	Werner Enterprises, Inc.	1,638,497
6,933	Workday, Inc. - Class A*	1,722,365
10,910	Yum China Holdings, Inc.	645,981
710	Zoom Video Communications, Inc. - Class A*	228,116
		223,926,097
	TOTAL COMMON STOCKS
	(Cost $304,018,865)	401,007,232

23

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2021

Number of Shares		Value
	EXCHANGE-TRADED FUND — 9.0%
1,488,562	iShares Edge MSCI Min Vol Global ETF[2]	$146,861,527

	TOTAL EXCHANGE-TRADED FUND
	(Cost $123,995,390)	146,861,527

	OPEN-END MUTUAL FUNDS — 47.0%
2,718,559	AQR Large Cap Defensive Style Fund - Class R6	74,515,704
4,157,706	Baillie Gifford Emerging Markets Equities Fund - Class K	116,374,209
4,340,069	GMO Emerging Markets Fund - Class VI	159,497,536
15,189,191	GMO Quality Fund - Class VI5 6	415,120,590

	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $602,379,551)	765,508,039

	PREFERRED STOCK — 0.0%[1]
	GERMANY — 0.0%[1]
1,239	Porsche Automobil Holding S.E.	131,459

	TOTAL PREFERRED STOCK
	(Cost $56,591)	131,459

	PRIVATE FUNDS[7] — 12.8%
	Bridgewater All Weather China, Ltd.[8]	50,075,000
	GMO Equity Dislocation Fund, LP9	25,000,000
	RIEF Strategic Partners Fund LLC* [10]	132,721,803

	TOTAL PRIVATE FUNDS
	(Cost $229,000,000)	207,796,803

	SHORT-TERM INVESTMENTS — 6.9%
	COLLATERAL INVESTMENTS FOR SECURITIES ON LOAN — 0.6%
	Collateral Investments[11]	10,178,462

	MONEY MARKET FUNDS — 6.3%
101,473,509	JPMorgan Prime Money Market Fund - Institutional Shares, 0.09%[12]	101,524,245

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $111,652,270)	111,702,707

Number of Shares		Value
	TOTAL INVESTMENTS — 100.3%
	(Cost $1,371,102,667)	$1,633,007,767
	Liabilities in excess of other assets — (0.3)%	(4,690,809)

	TOTAL NET ASSETS — 100.0%	$1,628,316,958

*	Non-income producing security.
[1]	Rounds to less than 0.05%.
[2]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $24,892,090.
[3]

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

[4]	Comprised of securities in separate entities or units of stapled securities that must be traded together.
[5]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[6]	Global equity fund.
[7]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale.
[8]	The investment was acquired on 3/1/2021. The cost is $50,000,000.
[9]	The investment was acquired on 3/15/2021. The cost is $25,000,000.
[10]	The investment was acquired on 7/1/2018. The cost is $154,000,000.
[11]	Please refer to Note 2, Securities Lending, in the Notes to Financial Statements.
[12]	The rate is the annualized seven-day yield at period end.

ADR — American Depository Receipt

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

LP — Limited Partnership

PLC — Public Limited Company

REIT — Real Estate Investment Trust

See accompanying Notes to Financial Statements.

24

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2021

Principal Amount		Value
	MUNICIPAL BONDS — 79.5%
	ALABAMA — 1.6%
$500,000	Alabama Industrial Development Authority, 6.45%, 12/1/2023, Call 05/7/20211 2	$500,594
	Black Belt Energy Gas District
3,855,000	4.00%, 08/1/2047, Call 04/1/2022[1]	4,014,393
2,000,000	0.00%, 06/1/2051, Call 09/1/2031[1]	2,437,866
500,000	County of Jefferson Sewer Revenue, AGM, 5.25%, 10/1/2048, Call 10/1/2023	559,010
1,080,000	Hoover Industrial Development Board, 5.75%, 10/1/2049, Call 10/1/2029[2]	1,241,656
2,520,000	Jacksonville Public Educational Building Authority, 5.00%, 07/1/2044, Call 07/1/2027	2,897,671
1,500,000	Lower Alabama Gas District, 4.00%, 12/1/2050, Call 09/1/2025[1]	1,709,725
	Southeast Alabama Gas Supply District
1,000,000	4.00%, 06/1/2049, Call 03/1/2024[1]	1,100,387
1,710,000	0.92% (1-Month USD Libor+ 85 basis points), 06/1/2049, Call 03/1/2024[3]	1,722,078
1,900,000	UAB Medicine Finance Authority, 5.00%, 09/1/2033, Call 09/1/2029	2,444,136
		18,627,516
	ARIZONA — 1.7%
	Arizona Health Facilities Authority
1,500,000	4.00%, 01/1/2043, Call 01/1/2022	1,543,424
500,000	5.00%, 02/1/2043, Call 02/1/2023	538,046
1,000,000	5.00%, 01/1/2044, Call 01/1/2024	1,105,248
	Arizona Industrial Development Authority
1,165,000	4.00%, 03/1/2027[4]	1,239,656
530,000	5.00%, 07/1/2047, Call 07/1/2027[4]	591,157
217,355	Cahava Springs Revitalization District, 7.00%, 07/1/2041, Call 07/1/20274 5	167,363
696,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 07/1/2025[4]	724,266
	Industrial Development Authority of the City of Phoenix
645,000	5.00%, 10/1/2036, Call 10/1/2026	742,791

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ARIZONA (Continued)
$1,000,000	5.00%, 06/1/2042, Call 06/1/2022	$1,033,138
	Industrial Development Authority of the County of Pima
145,000	7.00%, 01/1/2022	146,726
500,000	6.75%, 03/1/2034, Call 03/1/2024	523,911
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 09/1/2022[4]	350,859
1,000,000	La Paz County Industrial Development Authority, 5.75%, 06/15/2038, Call 06/15/2027[4]	1,087,110
	Maricopa County Industrial Development Authority
250,000	2.88%, 07/1/2021[4]	250,673
120,000	5.00%, 07/1/2039, Call 07/1/2029[4]	138,060
645,000	Quechan Indian Tribe of Fort Yuma, 9.75%, 05/1/2025, Call 05/1/2022	672,157
5,000,000	Salt River Project Agricultural Improvement & Power District, 5.00%, 12/1/2045, Call 06/1/2025	5,815,923
1,995,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	2,631,852
785,000	Westpark Community Facility District, 5.00%, 07/15/2032, Call 07/15/2026	872,523
		20,174,883
	ARKANSAS — 0.2%
2,250,000	Arkansas Development Finance Authority, 4.50%, 09/1/2049, Call 09/1/20262 4	2,446,243

	CALIFORNIA — 7.1%
640,000	Anaheim Public Financing Authority, 5.00%, 05/1/2046, Call 05/1/2024	696,074
1,000,000	Bay Area Toll Authority, 1.30% (SIFMA Municipal Swap Index Yield+ 125 basis points), 04/1/2036, Call 10/1/2026[3]	1,040,780
545,000	California Community Housing Agency, 5.00%, 02/1/2050, Call 02/1/2030[4]	618,045
95,000	California County Tobacco Securitization Agency, 4.00%, 06/1/2049, Call 06/1/2030	109,108

25

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2021

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
	California Health Facilities Financing Authority
$155,000	5.00%, 08/15/2036, Call 08/15/2027	$183,577
3,000,000	5.00%, 11/15/2048, Call 11/15/2027	3,557,216
5,000,000	4.00%, 08/15/2050, Call 08/15/2030	5,830,011
	California Municipal Finance Authority
200,000	6.63%, 01/1/2032, Call 01/1/2022[4]	202,533
500,000	7.00%, 06/1/2034, Call 06/1/2022	538,413
500,000	5.75%, 10/1/2034, Call 10/1/2021	504,674
905,000	5.00%, 10/1/2035, Call 10/1/2022	948,204
1,000,000	5.00%, 02/1/2037, Call 02/1/2027	1,159,295
50,000	5.00%, 10/1/2039, Call 10/1/2027[4]	53,511
850,000	5.00%, 06/1/2046, Call 06/1/2026	938,135
1,000,000	4.00%, 12/31/2047, Call 06/30/2028[2]	1,112,398
1,000,000	California Pollution Control Financing Authority, 5.00%, 07/1/2037, Call 07/1/20222 4	1,058,845
	California School Finance Authority
700,000	5.00%, 08/1/2036, Call 08/1/2025[4]	793,164
1,250,000	5.00%, 06/1/2040, Call 06/1/2027[4]	1,374,025
1,000,000	5.00%, 08/1/2041, Call 08/1/2025[4]	1,124,111
500,000	5.00%, 10/1/2042, Call 10/1/2022[4]	516,812
350,000	6.75%, 11/1/2045, Call 11/1/2024[4]	381,730
1,000,000	California State Public Works Board, 5.00%, 10/1/2039, Call 10/1/2024	1,142,607
	California Statewide Communities Development Authority
850,000	5.25%, 10/1/2043, Call 10/1/2024	988,506
1,500,000	5.25%, 12/1/2044, Call 12/1/2024	1,661,851
1,000,000	5.50%, 12/1/2054, Call 12/1/2024	1,111,705
640,000	City of Fresno Airport Revenue, BAM, 4.75%, 07/1/2027, Call 07/1/2023[2]	693,067
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025	227,108
	City of Lathrop
500,000	5.00%, 09/2/2040, Call 09/2/2025	561,804
1,000,000	5.60%, 09/1/2049, Call 09/1/2026	1,077,306

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
	City of Los Angeles Department of Airports
$1,500,000	5.00%, 05/15/2034, Call 05/15/2028[2]	$1,831,919
1,000,000	5.00%, 05/15/2047, Call 05/15/2027[2]	1,177,557
320,000	Community Development Properties Los Angeles County, Inc., 5.25%, 09/1/2030, Call 09/1/2021	326,166
700,000	County of San Bernardino, 4.00%, 09/1/2042, Call 09/1/2024	753,399
	Foothill-Eastern Transportation Corridor Agency, AGM
2,000,000	0.00%, 01/15/2035	1,436,569
1,000,000	5.00%, 01/15/2042, Call 01/15/2024	1,107,936
	Golden State Tobacco Securitization Corp.
2,000,000	5.30%, 06/1/2037, Call 06/1/2022	2,079,179
2,000,000	5.25%, 06/1/2047, Call 06/1/2022	2,075,700
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025	1,088,268
1,000,000	Jurupa Public Financing Authority, 5.00%, 09/1/2042, Call 09/1/2024	1,132,574
1,000,000	Lammersville School District Community Facilities District, 5.30%, 09/1/2030, Call 09/1/2022	1,050,026
3,250,000	Los Angeles Unified School District, 4.00%, 07/1/2044, Call 07/1/2030	3,793,183
500,000	Lynwood Redevelopment Agency, 6.75%, 09/1/2026, Call 09/1/2021	511,426
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	466,803
500,000	National City Community Development Commission, 7.00%, 08/1/2032, Call 08/1/2021	511,156
240,000	Oxnard Financing Authority, 5.00%, 09/2/2033, Call 09/2/2022	250,321
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	4,045,528
1,845,000	Pico Rivera Water Authority, NATL-RE, 5.50%, 05/1/2029	2,161,777
1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 10/1/2023	1,105,730

26

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2021

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$2,000,000	Regents of the University of California Medical Center Pooled Revenue, 5.00%, 05/15/2041, Call 05/15/2026	$2,357,160
695,000	Riverside County Redevelopment Successor Agency, AGM, 5.00%, 10/1/2030, Call 10/1/2024	786,542
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	3,154,289
1,850,000	San Bernardino County Financing Authority, NATL, 5.50%, 06/1/2037	2,153,665
	San Francisco City & County Airport Commission-San Francisco International Airport
1,000,000	5.00%, 05/1/2039, Call 05/1/2029[2]	1,224,363
2,500,000	5.00%, 05/1/2046, Call 05/1/2026[2]	2,892,332
2,000,000	5.00%, 05/1/2047, Call 05/1/2027	2,387,209
2,100,000	San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2044, Call 01/15/2025	2,344,077
475,000	San Joaquin Hills Transportation Corridor Agency, NATL-RE, 0.00%, 01/15/2034	345,812
500,000	San Marcos Public Facilities Authority, 5.00%, 09/1/2035, Call 09/1/2022	534,256
965,000	San Marcos Public Facilities Authority, AGM, 5.00%, 09/1/2033, Call 09/1/2024	1,105,757
	Santa Ana Financing Authority, NATL-RE
415,000	6.25%, 07/1/2024	458,097
415,000	6.25%, 07/1/2024	458,361
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 10/1/2024	1,073,129
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	722,407
1,390,000	5.00%, 11/1/2033	1,862,752
1,000,000	Tejon Ranch Public Facilities Finance Authority, 5.25%, 09/1/2028, Call 09/1/2022	1,055,372
100,000	Temecula Public Financing Authority, 5.75%, 09/1/2032, Call 09/1/2027[4]	110,785

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CALIFORNIA (Continued)
$1,000,000	Westminster Redevelopment Agency Successor Agency, 5.75%, 11/1/2036, Call 11/1/2021	$1,032,017
		83,168,214
	COLORADO — 3.3%
500,000	Broadway Station Metropolitan District No. 3, 5.00%, 12/1/2039, Call 06/1/2024	546,242
	Cathedral Pines Metropolitan District
580,000	5.00%, 12/1/2031, Call 12/1/2026	650,159
2,005,000	5.00%, 12/1/2046, Call 12/1/2026	2,197,878
	Central Platte Valley Metropolitan District
625,000	5.63%, 12/1/2038, Call 12/1/2023	675,307
500,000	5.00%, 12/1/2043, Call 12/1/2023	528,283
2,000,000	City & County of Denver Airport System Revenue, 5.25%, 12/1/2043, Call 12/1/2028[2]	2,430,905
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 12/15/2025	559,485
550,000	4.75%, 04/1/2030, Call 04/1/2022	562,814
1,000,000	6.00%, 12/15/2037, Call 12/15/2024	1,091,777
460,000	5.00%, 10/1/2039, Call 10/1/2027[4]	508,737
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
100,000	5.00%, 08/15/2034, Call 08/15/2024	111,280
1,000,000	5.00%, 03/15/2035, Call 03/15/2030	1,262,190
500,000	4.00%, 10/1/2039, Call 10/1/2024	528,837
	Colorado Health Facilities Authority
500,000	5.00%, 01/15/2035, Call 01/15/2026	583,246
500,000	5.00%, 06/1/2036, Call 06/1/2027	623,162
500,000	8.00%, 08/1/2043, Call 02/1/2024	532,878
2,000,000	5.00%, 05/15/2045, Call 05/15/2025	2,254,318
2,000,000	4.00%, 08/1/2049, Call 08/1/2029	2,210,021
500,000	Copper Ridge Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2024	527,972

27

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2021

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	COLORADO (Continued)
$500,000	Denver Convention Center Hotel Authority, 5.00%, 12/1/2034, Call 12/1/2026	$573,419
1,470,000	Denver Health & Hospital Authority, 5.00%, 12/1/2039, Call 12/1/2023	1,584,810
1,000,000	E-470 Public Highway Authority, NATL, 0.00%, 09/1/2037, Call 09/1/2026	524,872
480,000	E-470 Public Highway Authority, NATL-RE, 0.00%, 09/1/2030	402,821
2,000,000	Grand River Hospital District, AGM, 5.25%, 12/1/2030, Call 12/1/2028	2,455,945
1,010,000	Harvest JCT Metropolitan District, 5.38%, 12/1/2037, Call 12/1/2022	1,053,419
750,000	Heritage Todd Creek Metropolitan District, 6.13%, 12/1/2044, Call 12/1/2024	809,213
1,790,000	Lincoln Park Metropolitan District, AGM, 5.00%, 12/1/2042, Call 12/1/2027	2,141,999
3,951	Mount Carbon Metropolitan District, 7.00%, 06/1/2043, Call 05/7/2021	3,952
1,010,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 12/1/2025	1,161,826
1,000,000	Painted Prairie Public Improvement Authority, 5.00%, 12/1/2039, Call 12/1/2024	1,090,494
1,080,000	Promenade Castle Rock Metropolitan District No. 1, 5.75%, 12/1/2039	1,114,290
425,000	Rampart Range Metropolitan District No. 1, AGM, 5.00%, 12/1/2042, Call 12/1/2027	514,498
4,000,000	Regional Transportation District, 5.00%, 11/1/2041, Call 11/1/2026	4,747,043
161,000	Southglenn Metropolitan District, 3.00%, 12/1/2021	161,824
125,000	Sterling Hills West Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2027	147,182
575,000	Water Valley Metropolitan District No. 02, 5.25%, 12/1/2040, Call 12/1/2026	631,457
1,000,000	Westminster Public Schools, AGM, 5.00%, 12/1/2048, Call 12/1/2028	1,213,657
		38,718,212

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	CONNECTICUT — 0.4%
$1,685,000	City of Bridgeport, 5.00%, 06/1/2029	$2,136,152
500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 05/7/2021[2]	471,071
375,000	Connecticut State Health & Educational Facilities Authority, 5.00%, 06/1/2033, Call 06/1/2030	478,183
1,000,000	Harbor Point Infrastructure Improvement District, 5.00%, 04/1/2039, Call 04/1/2027[4]	1,142,433
		4,227,839
	DELAWARE — 0.2%
1,000,000	Delaware State Economic Development Authority, 6.75%, 09/1/2035, Call 03/1/2025[4]	1,124,240
1,500,000	Delaware Transportation Authority, 5.00%, 06/1/2055, Call 06/1/2025	1,702,121
		2,826,361
	DISTRICT OF COLUMBIA — 1.6%
	District of Columbia
1,000,000	4.00%, 04/1/2033, Call 04/1/2026	1,169,009
1,500,000	5.00%, 06/1/2041, Call 06/1/2026	1,784,674
1,000,000	4.00%, 03/1/2045, Call 03/1/2030	1,173,790
2,000,000	District of Columbia Water & Sewer Authority, 5.00%, 10/1/2043, Call 04/1/2028	2,451,912
	Metropolitan Washington Airports Authority
1,000,000	5.00%, 10/1/2032, Call 10/1/2028[2]	1,240,725
1,520,000	4.00%, 10/1/2036, Call 10/1/2026[2]	1,697,051
1,820,000	5.00%, 10/1/2042, Call 10/1/2027[2]	2,157,909
655,000	5.00%, 10/1/2044, Call 10/1/2024[2]	742,357
	Metropolitan Washington Airports Authority Dulles Toll Road Revenue
750,000	4.00%, 10/1/2035, Call 10/1/2029	871,892
615,000	6.50%, 10/1/2041, Call 10/1/2026	779,261
2,130,000	4.00%, 10/1/2049, Call 10/1/2029	2,390,098
2,000,000	4.00%, 10/1/2049, Call 10/1/2029	2,277,155
		18,735,833
	FLORIDA — 5.9%
1,335,000	Alachua County Health Facilities Authority, 5.00%, 12/1/2044, Call 12/1/2024	1,498,155

28

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2021

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$900,000	Ave Maria Stewardship Community District, 6.70%, 05/1/2042, Call 05/1/2022	$936,501
845,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 05/1/2023	889,156
100,000	Bonterra Community Development District, 4.13%, 05/1/2047, Call 05/1/2028	110,628
	Capital Trust Agency, Inc.
500,000	4.38%, 06/15/2027[4]	525,961
705,000	5.35%, 07/1/2029, Call 05/7/2021	707,384
95,000	Century Gardens at Tamiami Community Development District, 4.25%, 05/1/2037, Call 05/1/2026	103,717
500,000	City of Atlantic Beach, 5.63%, 11/15/2043, Call 11/15/2023	534,008
	City of Lakeland
540,000	5.00%, 09/1/2037, Call 09/1/2022	565,221
2,435,000	5.00%, 11/15/2045, Call 11/15/2024	2,729,635
450,000	City of Orlando Tourist Development Tax Revenue, AGM, 5.00%, 11/1/2033, Call 11/1/2027	557,478
500,000	County of Bay, 5.00%, 09/1/2043, Call 09/1/2023	526,593
1,000,000	County of Broward Airport System Revenue, 5.00%, 10/1/2036, Call 10/1/2025[2]	1,158,243
2,350,000	County of Hillsborough, 5.00%, 10/1/2038, Call 10/1/2025	2,765,628
1,500,000	County of Miami-Dade, 5.00%, 07/1/2043, Call 07/1/2026	1,790,798
	County of Miami-Dade Aviation Revenue
1,000,000	5.00%, 10/1/2030, Call 10/1/2024[2]	1,142,236
1,000,000	5.00%, 10/1/2032, Call 10/1/2024[2]	1,137,792
4,240,000	5.00%, 10/1/2033, Call 10/1/2024[2]	4,819,543
500,000	5.00%, 10/1/2049, Call 10/1/2029[2]	604,797
	County of Palm Beach
3,000,000	5.00%, 05/1/2028, Call 05/1/2026	3,644,558
175,000	5.00%, 04/1/2039, Call 04/1/2029[4]	190,610
500,000	County of St. Lucie, 0.08%, 09/1/2028, Call 04/6/2021[1]	500,000

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$30,000	Fiddlers Creek Community Development District No. 1, 4.00%, 05/1/2021	$30,026
	Florida Development Finance Corp.
750,000	6.25%, 07/1/2034, Call 07/1/2024	808,058
2,000,000	7.63%, 06/15/2041, Call 06/15/2021	2,029,209
500,000	8.50%, 06/15/2044, Call 06/15/2023	559,776
825,000	6.13%, 06/15/2046, Call 06/15/2025[4]	924,921
1,710,000	6.50%, 01/1/2049, Call 05/7/20211 2 4	1,651,436
3,000,000	7.38%, 01/1/2049, Call 01/1/20242 4	2,958,750
500,000	Florida Higher Educational Facilities Financial Authority, 4.50%, 06/1/2033, Call 06/1/2028[4]	582,326
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 10/1/2022	1,059,911
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 05/1/2024	529,245
	Greater Orlando Aviation Authority
1,000,000	5.00%, 11/15/2036, Call 05/15/2023[2]	1,051,589
1,665,000	5.00%, 10/1/2046, Call 10/1/2026[2]	1,938,592
1,000,000	Hernando County School District, AGM, 5.00%, 07/1/2031, Call 07/1/2026	1,198,368
2,000,000	Hillsborough County Aviation Authority, 5.00%, 10/1/2043, Call 10/1/2028[2]	2,393,366
2,000,000	Jacksonville Port Authority, 5.00%, 11/1/2044, Call 11/1/2028	2,427,409
	Lake Ashton Community Development District
105,000	5.00%, 05/1/2025	113,578
405,000	5.00%, 05/1/2037, Call 05/1/2025	427,890
1,675,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/1/2025	1,798,439
	Lee County Industrial Development Authority
100,000	5.75%, 06/15/2042, Call 06/15/2022	101,547

29

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2021

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$2,000,000	5.00%, 11/15/2044, Call 11/15/2026	$2,302,097
1,000,000	5.00%, 11/15/2049, Call 11/15/2026	1,148,200
875,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026	943,479
	Mediterra South Community Development District
90,000	5.10%, 05/1/2031, Call 05/1/2022	93,679
385,000	5.00%, 05/1/2034, Call 05/1/2023	390,429
1,000,000	Miami Beach Health Facilities Authority, 5.00%, 11/15/2039, Call 11/15/2024	1,099,413
	Miami-Dade County Industrial Development Authority
630,000	5.00%, 09/15/2034, Call 09/15/2024	683,496
320,000	5.25%, 09/15/2044, Call 09/15/2024	345,284
105,000	5.00%, 09/15/2044, Call 09/15/2027[4]	117,705
	Palm Beach County Health Facilities Authority
430,000	6.75%, 06/1/2024, Call 06/1/2022	462,644
850,000	5.00%, 12/1/2031, Call 12/1/2024	991,410
500,000	5.00%, 11/1/2043, Call 11/1/2022	520,200
750,000	Pinellas County Educational Facilities Authority, 6.50%, 10/1/2031, Call 10/1/2021	769,130
680,000	Putnam County Development Authority, 5.00%, 03/15/2042, Call 05/1/2028	815,715
1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026	1,802,985
1,000,000	Sarasota County Public Hospital District, 5.00%, 07/1/2041, Call 07/1/2028	1,205,319
1,650,000	South Miami Health Facilities Authority, 5.00%, 08/15/2047, Call 08/15/2027	1,953,956
100,000	Stonebrier Community Development District, 4.00%, 05/1/2037, Call 05/1/2026	109,998
2,000,000	Town of Davie, 5.00%, 04/1/2048, Call 04/1/2028	2,302,609

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	FLORIDA (Continued)
$135,000	Turtle Run Community Development District, 5.00%, 05/1/2037, Call 05/1/2028[4]	$156,737
495,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 05/1/2023	513,018
		68,750,581
	GEORGIA — 1.7%
1,100,000	Board of Water Light & Sinking Fund Commissioners of The City of Dalton, 4.00%, 03/1/2039, Call 03/1/2030	1,274,450
	Brookhaven Development Authority
1,000,000	4.00%, 07/1/2044, Call 07/1/2029	1,161,203
5,000,000	4.00%, 07/1/2049, Call 07/1/2029	5,748,757
	Burke County Development Authority
1,500,000	2.05%, 10/1/2032[1]	1,516,304
500,000	2.25%, 10/1/2032[1]	518,672
1,000,000	4.13%, 11/1/2045, Call 02/1/2028	1,110,287
1,000,000	3.00%, 11/1/2045[1]	1,043,053
	Fulton County Development Authority
500,000	5.00%, 04/1/2037, Call 04/1/2027	595,196
1,000,000	6.50%, 04/1/2043, Call 04/1/2023	1,120,082
500,000	George L Smith II Congress Center Authority, 5.00%, 01/1/2054, Call 01/1/2031[4]	546,348
120,000	Georgia Housing & Finance Authority, 3.70%, 12/1/2025, Call 05/7/2021	120,230
1,100,000	Georgia Municipal Association, Inc., 4.00%, 12/1/2024	1,242,797
500,000	Macon-Bibb County Urban Development Authority, 5.00%, 06/15/2027[4]	520,204
1,470,000	Main Street Natural Gas, Inc., 5.00%, 05/15/2034, Call 05/15/2029	1,789,462
1,695,000	Private Colleges & Universities Authority, 5.00%, 04/1/2044, Call 04/1/2024	1,850,082
		20,157,127

30

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2021

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	GUAM — 0.1%
	Guam Government Waterworks Authority
$500,000	5.25%, 07/1/2033, Call 07/1/2023	$554,469
1,000,000	5.00%, 07/1/2035, Call 07/1/2024	1,095,100
		1,649,569
	HAWAII — 0.4%
500,000	Hawaii Housing Finance & Development Corp., 6.75%, 05/1/2047, Call 05/1/2022	517,527
2,800,000	State of Hawaii, 5.00%, 01/1/2038, Call 01/1/2028	3,442,525
1,000,000	State of Hawaii Airports System Revenue, 5.00%, 07/1/2048, Call 07/1/2028[2]	1,183,369
		5,143,421
	IDAHO — 0.3%
	Idaho Health Facilities Authority
300,000	4.38%, 07/1/2034, Call 07/1/2024[4]	321,461
1,040,000	5.00%, 12/1/2047, Call 12/1/2027	1,246,872
	Idaho Housing & Finance Association
370,000	6.00%, 07/1/2039, Call 07/1/2028[4]	441,459
415,000	6.00%, 07/1/2049, Call 07/1/2028[4]	487,480
565,000	6.00%, 07/1/2054, Call 07/1/2028[4]	661,691
		3,158,963
	ILLINOIS — 8.9%
	Chicago Board of Education
1,000,000	0.00%, 12/1/2022	986,418
100,000	5.75%, 04/1/2034, Call 04/1/2027	120,361
1,000,000	6.10%, 04/1/2036, Call 04/1/2027	1,218,313
180,000	5.00%, 04/1/2037, Call 04/1/2027	207,535
500,000	5.00%, 04/1/2038, Call 04/1/2028	586,310
500,000	5.25%, 12/1/2039, Call 12/1/2024	550,247
1,000,000	5.00%, 12/1/2039, Call 12/1/2030	1,211,344
575,000	5.00%, 12/1/2042, Call 12/1/2022	596,347
1,950,000	7.00%, 12/1/2044, Call 12/1/2025	2,341,253
1,100,000	6.00%, 04/1/2046, Call 04/1/2027	1,314,944
	Chicago O’Hare International Airport
500,000	5.00%, 07/1/2033, Call 07/1/2028[2]	605,832
2,500,000	5.00%, 01/1/2046, Call 01/1/2025	2,843,333
680,000	Chicago Park District, 5.00%, 11/15/2024	777,224
2,500,000	Chicago Transit Authority, 5.00%, 12/1/2046, Call 12/1/2026	2,968,017

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
	City of Chicago
$1,000,000	5.00%, 01/1/2027	$1,181,575
1,000,000	4.84%, 04/15/2028, Call 01/16/2023[4]	1,036,879
1,000,000	5.25%, 01/1/2035, Call 05/7/2021	1,002,069
1,000,000	5.50%, 01/1/2035, Call 01/1/2025	1,120,814
880,000	6.00%, 01/1/2038, Call 01/1/2027	1,059,328
500,000	5.50%, 01/1/2040, Call 01/1/2025	556,581
900,000	5.00%, 01/1/2041, Call 01/1/2022	932,701
1,000,000	City of Chicago Motor Fuel Tax Revenue, 5.00%, 01/1/2029, Call 01/1/2024	1,049,255
	City of Chicago Wastewater Transmission Revenue
1,960,000	5.00%, 01/1/2028, Call 01/1/2022	2,028,576
665,000	5.00%, 01/1/2034, Call 01/1/2025	766,076
3,000,000	5.00%, 01/1/2039, Call 01/1/2024	3,335,562
1,000,000	City of Chicago Waterworks Revenue, AGM, 5.00%, 11/1/2028, Call 11/1/2024	1,151,277
	County of Cook Sales Tax Revenue
1,200,000	5.00%, 11/15/2033, Call 11/15/2027	1,496,679
1,000,000	5.00%, 11/15/2038, Call 11/15/2030	1,278,047
	Illinois Educational Facilities Authority
2,000,000	4.50%, 11/1/2036, Call 11/1/2024	2,247,417
570,000	3.90%, 11/1/2036, Call 11/1/2027	614,409
	Illinois Finance Authority
700,000	5.00%, 08/1/2026	828,261
425,000	5.00%, 08/1/2027	514,131
500,000	5.00%, 08/1/2028, Call 08/1/2027	599,787
600,000	5.75%, 10/1/2032, Call 10/1/2022	624,124
670,000	5.00%, 03/1/2033, Call 03/1/2027	799,847
1,000,000	5.00%, 08/1/2033, Call 08/1/2024	1,152,014
315,000	5.00%, 02/15/2034, Call 02/15/2027	378,310
500,000	5.00%, 03/1/2034, Call 03/1/2027	595,227
2,000,000	4.00%, 07/1/2034, Call 01/1/2026	2,270,162
225,000	5.00%, 02/15/2037, Call 08/15/2027	248,714
1,695,000	4.00%, 07/1/2038, Call 07/1/2029	1,998,246
550,000	5.00%, 09/1/2042, Call 09/1/2024	611,901

31

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2021

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,925,000	5.00%, 09/1/2046, Call 09/1/2026	$2,177,518
2,100,000	5.00%, 02/15/2047, Call 08/15/2027	2,304,514
1,135,000	4.00%, 06/1/2047, Call 06/1/2022	1,184,754
25,000	4.00%, 06/1/2047, Call 06/1/2022	26,096
630,000	4.00%, 06/1/2047, Call 06/1/2022	641,780
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,106,878
1,000,000	6.00%, 10/1/2048, Call 10/1/2022	1,035,582
	Illinois Sports Facilities Authority
485,000	5.00%, 06/15/2021	488,270
1,000,000	5.25%, 06/15/2032, Call 06/15/2024	1,112,513
1,000,000	Illinois State Toll Highway Authority, 5.00%, 01/1/2040, Call 01/1/2031	1,264,399
1,000,000	Illinois State University, AGM, 5.00%, 04/1/2033, Call 04/1/2028	1,208,732
1,000,000	Macon County School District No. 61 Decatur, AGM, 4.00%, 01/1/2040, Call 01/1/2027	1,102,849
	Metropolitan Pier & Exposition Authority
1,355,000	5.00%, 06/15/2050, Call 12/15/2029	1,614,717
530,000	5.00%, 06/15/2057, Call 12/15/2027	620,092
	Metropolitan Pier & Exposition Authority, NATL
1,000,000	0.00%, 06/15/2029	847,135
3,300,000	0.00%, 12/15/2030	2,655,648
1,600,000	Metropolitan Pier & Exposition Authority, State Appropriation, 5.00%, 12/15/2028, Call 06/15/2022	1,670,104
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/1/2041, Call 12/1/2026	2,293,359
500,000	Quad Cities Regional Economic Development Authority, 4.75%, 10/1/2032, Call 10/1/2022	519,029
	Railsplitter Tobacco Settlement Authority
780,000	5.25%, 06/1/2021	785,950
3,000,000	5.00%, 06/1/2024	3,399,388

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$1,000,000	Round Lake Lakewood Grove Special Service Area No. 3 & 4, BAM, 4.00%, 03/1/2033, Call 03/1/2027	$1,100,171
	Sales Tax Securitization Corp.
2,000,000	5.00%, 01/1/2034, Call 01/1/2028	2,394,921
500,000	4.00%, 01/1/2038, Call 01/1/2030	570,449
750,000	Sangamon Logan & Menard Counties Community Unit School Dist No. 15 Williamsville, BAM, 4.00%, 12/1/2039, Call 12/1/2029	858,012
1,000,000	Southwestern Illinois Development Authority, 7.13%, 11/1/2043, Call 11/1/2023	1,173,896
	State of Illinois
750,000	5.38%, 05/1/2023	820,469
1,000,000	5.00%, 02/1/2025	1,143,325
1,500,000	5.50%, 07/1/2026, Call 07/1/2023	1,640,991
1,000,000	5.00%, 11/1/2026	1,178,217
1,000,000	5.00%, 10/1/2031, Call 10/1/2030	1,235,509
2,000,000	3.00%, 06/15/2033, Call 06/15/2026	2,048,718
660,000	5.00%, 03/1/2036, Call 03/1/2031	805,265
500,000	5.00%, 03/1/2037, Call 03/1/2022	513,066
1,000,000	4.25%, 12/1/2037, Call 12/1/2027	1,093,178
1,500,000	5.00%, 02/1/2039, Call 02/1/2024	1,605,334
2,000,000	State of Illinois, BAM, 4.00%, 06/15/2030, Call 06/15/2026	2,176,014
1,500,000	University of Illinois, AGM, 4.00%, 04/1/2036, Call 04/1/2028	1,693,732
615,000	Upper Illinois River Valley Development Authority, 5.00%, 01/1/2045, Call 01/1/2027[4]	642,372
1,415,000	Village of Brookfield, 0.06%, 06/1/2038, Call 04/6/2021[1]	1,415,000
1,350,000	Will County Community High School District No. 210 Lincoln-Way, AGM, 0.00%, 01/1/2024	1,309,735
1,000,000	Will County Community High School District No. 210 Lincoln-Way, AGM-CR, 5.00%, 01/1/2027, Call 01/1/2023	1,065,815
	Will County Community High School District No. 210 Lincoln-Way, BAM
550,000	0.00%, 01/1/2031	438,221
250,000	0.00%, 01/1/2032	192,744

32

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2021

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	ILLINOIS (Continued)
$790,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 03/1/2025	$797,520
		103,777,428
	INDIANA — 1.4%
1,000,000	City of Rockport, 7.00%, 06/1/2028, Call 02/1/2022[2]	1,026,000
	Indiana Finance Authority
2,000,000	5.00%, 02/1/2030, Call 02/1/2028	2,545,649
1,000,000	3.00%, 11/1/2030	1,038,472
1,000,000	3.00%, 11/1/2030	1,038,472
3,000,000	4.00%, 11/1/2033, Call 11/1/2027	3,407,622
3,360,000	Indianapolis Local Public Improvement Bond Bank, 4.00%, 01/1/2041, Call 01/1/2031	3,959,945
1,960,000	Michigan City School Building Corp., 5.00%, 01/15/2025	2,230,835
500,000	Town of Shoals, 7.25%, 11/1/2043, Call 11/1/2023[2]	528,543
		15,775,538
	IOWA — 0.4%
	Iowa Finance Authority
1,000,000	5.25%, 12/1/2025, Call 12/1/2023	1,095,876
1,520,000	4.75%, 08/1/2042, Call 08/1/2022	1,571,607
500,000	Iowa Higher Education Loan Authority, 6.00%, 10/1/2031, Call 10/1/2021	511,283
	Iowa Tobacco Settlement Authority
800,000	5.60%, 06/1/2034, Call 05/7/2021	810,943
410,000	5.38%, 06/1/2038, Call 05/7/2021	415,608
500,000	PEFA, Inc., 5.00%, 09/1/2049, Call 06/1/2026[1]	602,895
		5,008,212
	KENTUCKY — 1.0%
	Kentucky Economic Development Finance Authority
200,000	5.00%, 06/1/2037, Call 06/1/2027	224,777
1,100,000	5.00%, 07/1/2040, Call 07/1/2025	1,220,764
1,350,000	5.00%, 06/1/2045, Call 06/1/2027	1,492,070
765,000	Kentucky Municipal Power Agency, NATL, 5.00%, 09/1/2032, Call 09/1/2026	932,631

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	KENTUCKY (Continued)
	Kentucky Public Energy Authority
$2,600,000	4.00%, 01/1/2049, Call 10/1/2024[1]	$2,877,633
1,950,000	4.00%, 12/1/2049, Call 03/1/2025[1]	2,196,954
1,500,000	4.00%, 02/1/2050, Call 11/1/2027[1]	1,759,151
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	1,210,956
		11,914,936
	LOUISIANA — 1.3%
1,165,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 07/1/2023	1,238,248
1,500,000	Jefferson Sales Tax District, AGM, 5.00%, 12/1/2037, Call 12/1/2027	1,854,457
1,205,000	Louisiana Local Government Environmental Facilities & Community Development Authority, 5.00%, 10/1/2041, Call 10/1/2027	1,423,550
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 5.00%, 10/1/2043, Call 10/1/2027	1,176,838
	Louisiana Public Facilities Authority
500,000	8.13%, 12/15/2033, Call 12/15/2023	536,231
1,000,000	5.00%, 05/15/2035, Call 05/15/2025	1,134,815
885,000	6.50%, 07/1/2036, Call 07/1/20232 4	952,135
1,400,000	5.00%, 07/1/2042, Call 07/1/2027	1,632,639
	New Orleans Aviation Board
500,000	5.00%, 10/1/2035, Call 10/1/2028	624,875
1,500,000	5.00%, 01/1/2048, Call 01/1/2027[2]	1,728,349
1,260,000	Port New Orleans Board of Commissioners, AGM, 5.00%, 04/1/2038, Call 04/1/2028[2]	1,504,781
1,000,000	State of Louisiana, 4.00%, 09/1/2032, Call 09/1/2026	1,145,871
		14,952,789
	MAINE — 0.5%
	Maine Health & Higher Educational Facilities Authority
1,000,000	5.00%, 07/1/2028, Call 07/1/2027	1,225,712
1,615,000	5.00%, 07/1/2035, Call 07/1/2027	1,892,155
700,000	5.00%, 07/1/2035, Call 07/1/2027	820,129

33

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2021

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MAINE (Continued)
$1,510,000	Maine Municipal Bond Bank, 5.00%, 11/1/2031, Call 11/1/2027	$1,870,776
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 05/7/2021[2]	500,594
		6,309,366
	MARYLAND — 1.4%
	City of Baltimore
2,500,000	5.00%, 07/1/2036, Call 01/1/2027	2,979,067
1,500,000	5.00%, 09/1/2042, Call 09/1/2027	1,516,451
1,330,000	County of Prince George’s, 7.00%, 08/1/2048, Call 11/1/2026	1,582,698
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 06/1/2024	1,748,829
1,000,000	Maryland Economic Development Corp., 5.00%, 06/1/2049, Call 06/1/2029[2]	1,106,593
	Maryland Health & Higher Educational Facilities Authority
2,700,000	5.00%, 08/15/2038, Call 08/15/2023	2,946,653
1,000,000	5.00%, 07/1/2040, Call 07/1/2025	1,131,945
500,000	5.00%, 07/1/2045, Call 07/1/2025	562,194
	Maryland Stadium Authority
2,000,000	5.00%, 05/1/2046, Call 05/1/2026	2,443,456
340,000	5.00%, 05/1/2047, Call 05/1/2028	434,769
		16,452,655
	MASSACHUSETTS — 1.0%
120,000	Collegiate Charter School of Lowell, 5.00%, 06/15/2039, Call 06/15/2026	131,520
1,500,000	Commonwealth of Massachusetts, 4.00%, 05/1/2036, Call 05/1/2028	1,759,081
	Massachusetts Development Finance Agency
2,000,000	5.00%, 07/1/2038[1]	2,258,974
1,000,000	4.00%, 07/1/2044, Call 01/1/2029	1,108,737
	Massachusetts Educational Financing Authority
300,000	5.50%, 01/1/2022, Call 04/19/2021	300,651
70,000	6.00%, 01/1/2028, Call 04/19/2021	70,859
1,000,000	5.00%, 07/1/2028[2]	1,235,344

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MASSACHUSETTS (Continued)
$200,000	4.25%, 07/1/2046, Call 07/1/2026[2]	$211,679
3,000,000	Massachusetts School Building Authority, 5.00%, 08/15/2037, Call 08/15/2025	3,523,049
1,000,000	Massachusetts Water Resources Authority, 5.00%, 08/1/2040, Call 08/1/2026	1,194,826
		11,794,720
	MICHIGAN — 2.9%
500,000	Detroit Downtown Development Authority, AGM, 5.00%, 07/1/2043, Call 07/1/2024	563,287
685,000	Grand Rapids Public Schools, AGM, 5.00%, 05/1/2024	781,284
1,000,000	Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/1/2035, Call 07/1/2026	1,196,677
275,000	Kentwood Economic Development Corp., 5.63%, 11/15/2041, Call 05/15/2022	283,677
	Michigan Finance Authority
275,000	5.00%, 06/1/2029, Call 05/7/2021	255,432
3,500,000	4.50%, 10/1/2029, Call 10/1/2024	3,643,103
1,165,000	5.00%, 07/1/2031, Call 07/1/2024	1,268,359
2,500,000	5.00%, 10/1/2033, Call 10/1/2024	2,872,291
1,000,000	5.00%, 07/1/2034, Call 07/1/2025	1,170,566
500,000	5.00%, 07/1/2035, Call 07/1/2025	584,373
1,270,000	5.00%, 09/1/2038, Call 09/1/2031	1,606,099
1,000,000	5.00%, 07/1/2039, Call 07/1/2024	1,073,286
1,000,000	5.00%, 11/15/2041, Call 11/15/2026	1,178,217
2,500,000	5.00%, 12/1/2047, Call 12/1/2022	2,699,972
1,450,000	Michigan Finance Authority, NATL, 5.00%, 07/1/2036, Call 07/1/2024	1,642,971
1,000,000	Michigan Finance Authority, SAW, 4.00%, 11/1/2048, Call 11/1/2028	1,126,625
3,000,000	Michigan State Building Authority, 5.00%, 04/15/2041, Call 10/15/2026	3,556,936
2,000,000	Michigan State Hospital Finance Authority, 2.40%, 11/15/2047[1]	2,077,793

34

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2021

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MICHIGAN (Continued)
$910,000	Michigan State Housing Development Authority, 1.17% (3-Month USD Libor+ 100 basis points), 04/1/2042, Call 05/7/20212 3	$910,484
250,000	Renaissance Public School Academy, 6.00%, 05/1/2037, Call 05/1/2022	255,426
500,000	Summit Academy, 6.38%, 11/1/2035, Call 05/7/2021	500,520
	Wayne County Airport Authority
2,000,000	5.00%, 12/1/2030, Call 12/1/2025[2]	2,356,941
1,500,000	5.00%, 12/1/2037, Call 12/1/2027	1,807,704
		33,412,023
	MINNESOTA — 0.5%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 07/1/2025	275,045
70,000	City of Minneapolis, 5.00%, 12/1/2037, Call 12/1/2027[4]	77,585
1,720,000	City of Shakopee Senior Housing Revenue, 5.85%, 11/1/2058, Call 05/1/20251 4	1,847,116
	Housing & Redevelopment Authority of The City of Saint Paul
1,000,000	5.00%, 11/15/2029, Call 11/15/2025	1,201,322
1,285,000	5.00%, 11/15/2030, Call 11/15/2025	1,543,699
480,000	World Learner School of Chaska Charter School No. 4016, 8.00%, 12/1/2043, Call 12/1/2021	497,388
		5,442,155
	MISSISSIPPI — 0.0%[6]
500,000	Mississippi Business Finance Corp., 5.00%, 02/1/20361 2 4	518,463

	MISSOURI — 0.8%
	City of Kansas City Sanitary Sewer System Revenue
600,000	5.00%, 01/1/2030, Call 01/1/2028	755,500
685,000	5.00%, 01/1/2032, Call 01/1/2028	855,689
350,000	5.00%, 01/1/2034, Call 01/1/2028	434,885
	Hannibal Industrial Development Authority
640,000	5.00%, 10/1/2042, Call 10/1/2027	746,088
445,000	5.00%, 10/1/2047, Call 10/1/2027	513,802

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	MISSOURI (Continued)
	Health & Educational Facilities Authority of the State of Missouri
$1,000,000	5.00%, 11/15/2043, Call 05/15/2028	$1,207,683
350,000	4.00%, 11/15/2049, Call 11/15/2027	385,770
	Kansas City Industrial Development Authority
980,000	5.00%, 03/1/2037, Call 03/1/2029[2]	1,189,641
1,020,000	5.00%, 03/1/2039, Call 03/1/2029[2]	1,231,686
1,400,000	Metropolitan St. Louis Sewer District, 5.00%, 05/1/2033, Call 05/1/2025	1,630,724
		8,951,468
	NEBRASKA — 0.4%
	Central Plains Energy Project
1,875,000	5.00%, 09/1/2027, Call 09/1/2022	1,991,107
2,500,000	5.00%, 09/1/2032, Call 09/1/2022	2,652,261
250,000	5.25%, 09/1/2037, Call 09/1/2022	266,355
		4,909,723
	NEVADA — 1.6%
240,000	City of Carson City, 5.00%, 09/1/2037, Call 09/1/2027	284,598
800,000	Clark County School District, AGM, 5.00%, 06/15/2031, Call 06/15/2030	1,040,722
	County of Clark
2,520,000	5.00%, 6/1/2043, Call 6/1/2028	3,066,225
5,100,000	5.00%, 05/1/2048, Call 06/1/2028	6,164,976
1,000,000	Henderson Public Improvement Trust, 5.50%, 01/1/2034, Call 07/1/2024	1,076,877
1,000,000	Las Vegas Convention & Visitors Authority, 5.00%, 07/1/2043, Call 07/1/2028	1,181,631
	Las Vegas Valley Water District
2,025,000	5.00%, 06/1/2039, Call 12/1/2024	2,324,631
2,000,000	5.00%, 06/1/2041, Call 06/1/2026	2,386,195
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025[4]	634,892
		18,160,747
	NEW HAMPSHIRE — 0.3%
492,248	New Hampshire Business Finance Authority, 4.13%, 01/20/2034	570,950

35

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2021

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW HAMPSHIRE (Continued)
	New Hampshire Health and Education Facilities Authority Act
$1,120,000	5.00%, 07/1/2037, Call 07/1/2027	$1,312,684
215,000	5.00%, 08/1/2037, Call 02/1/2028	255,768
1,000,000	5.00%, 07/1/2041, Call 01/1/2028	1,218,136
		3,357,538
	NEW JERSEY — 2.8%
4,000,000	Garden State Preservation Trust, AGM, 5.75%, 11/1/2028	4,949,649
	New Jersey Economic Development Authority
465,000	5.13%, 09/15/2023, Call 08/20/2022[2]	493,588
1,500,000	5.00%, 03/1/2024, Call 03/1/2023	1,624,946
890,000	3.13%, 07/1/2029, Call 07/1/2027	897,717
1,000,000	3.38%, 07/1/2030, Call 07/1/2027	1,050,308
100,000	5.00%, 07/15/2032, Call 07/15/2027	116,924
500,000	5.00%, 07/1/2033, Call 07/1/2027	579,219
280,000	6.00%, 10/1/2034, Call 10/1/2024[4]	298,912
880,000	5.00%, 06/15/2036, Call 12/15/2026	1,027,685
350,000	6.30%, 10/1/2049, Call 10/1/2024[4]	372,220
1,000,000	New Jersey Educational Facilities Authority, 5.00%, 06/15/2025, Call 06/15/2024	1,133,626
	New Jersey Health Care Facilities Financing Authority
500,000	5.75%, 07/1/2037, Call 05/7/2021	501,402
1,175,000	5.00%, 07/1/2046, Call 07/1/2025	1,327,836
	New Jersey Higher Education Student Assistance Authority
500,000	5.00%, 12/1/2028, Call 06/1/2028[2]	611,277
855,000	4.25%, 12/1/2047, Call 12/1/2026[2]	900,923
4,305,000	New Jersey Housing & Mortgage Finance Agency, 3.15%, 10/1/2024[2]	4,591,991
	New Jersey Transportation Trust Fund Authority
1,800,000	0.00%, 12/15/2030	1,454,101
1,850,000	5.00%, 12/15/2035, Call 12/15/2028	2,250,204
500,000	5.00%, 06/15/2040, Call 12/15/2030	615,555

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW JERSEY (Continued)
$2,000,000	5.25%, 06/15/2043, Call 12/15/2028	$2,420,461
805,000	5.00%, 06/15/2044, Call 06/15/2024	887,556
1,000,000	South Jersey Port Corp., 5.00%, 01/1/2037, Call 01/1/2028[2]	1,159,655
1,610,000	Tobacco Settlement Financing Corp., 5.00%, 06/1/2036, Call 06/1/2028	1,956,016
2,000,000	Union County Utilities Authority, County Guarantee, 5.25%, 12/1/2031, Call 12/1/2021[2]	2,065,092
		33,286,863
	NEW MEXICO — 0.3%
760,000	County of Bernalillo, AMBAC, 5.45%, 06/1/2034, Call 04/12/2021[2]	760,763
810,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 10/1/2023	839,990
1,020,000	Volterra Public Improvement District, 6.75%, 10/1/2033, Call 10/1/2024	1,060,952
1,055,000	Winrock Town Center Tax Increment Development District No. 1, 6.00%, 05/1/2040, Call 05/7/2021[4]	1,074,230
		3,735,935
	NEW YORK — 6.2%
450,000	Build New York City Resource Corp., 5.00%, 04/15/2043, Call 04/15/2023	463,631
1,035,000	City of Long Beach, 5.00%, 09/1/2027	1,226,245
	City of New York
2,000,000	5.00%, 03/1/2026, Call 03/1/2024	2,264,263
2,000,000	5.00%, 04/1/2040, Call 04/1/2028	2,430,842
	Hempstead Town Local Development Corp.
1,000,000	5.66%, 02/1/2044, Call 02/1/2030	1,127,865
1,000,000	6.24%, 02/1/2047, Call 02/1/2027	1,128,535
	Metropolitan Transportation Authority
3,000,000	5.00%, 09/1/2021	3,052,873
1,240,000	5.00%, 05/15/2022	1,299,240
2,000,000	5.00%, 11/15/2033, Call 05/15/2028	2,417,653

36

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2021

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 07/1/2024	$724,336
2,000,000	New York City Transitional Finance Authority Building Aid Revenue, SAW, 5.00%, 07/15/2037, Call 07/15/2028	2,473,181
	New York City Transitional Finance Authority Future Tax Secured Revenue
1,500,000	4.00%, 11/1/2037, Call 05/1/2031	1,776,683
1,250,000	4.00%, 11/1/2038, Call 05/1/2031	1,470,696
1,000,000	4.00%, 11/1/2041, Call 11/1/2029	1,151,849
	New York City Water & Sewer System
1,500,000	5.00%, 06/15/2032, Call 06/15/2027	1,837,003
5,000,000	5.00%, 06/15/2047, Call 12/15/2022	5,384,476
2,025,000	5.00%, 06/15/2048, Call 12/15/2027	2,457,456
830,000	New York Counties Tobacco Trust VI, 5.63%, 06/1/2035	899,357
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,407,608
2,000,000	5.38%, 11/15/2040, Call 11/15/2024[4]	2,228,805
1,000,000	5.00%, 11/15/2044, Call 11/15/2024[4]	1,092,297
1,500,000	7.25%, 11/15/2044, Call 11/15/2024[4]	1,663,917
	New York State Dormitory Authority
5,000,000	4.00%, 02/15/2038, Call 02/15/2030	5,780,934
1,000,000	4.00%, 07/1/2040, Call 07/1/2029	1,118,480
2,000,000	5.00%, 02/15/2044, Call 02/15/2025	2,294,968
1,000,000	5.00%, 02/15/2045, Call 02/15/2025	1,146,666
1,500,000	New York State Urban Development Corp., 4.00%, 03/15/2045, Call 09/15/2030	1,710,774
	New York Transportation Development Corp.
3,000,000	5.00%, 10/1/2035, Call 10/1/2030[2]	3,737,846

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	NEW YORK (Continued)
$1,000,000	5.25%, 01/1/2050, Call 07/1/2024[2]	$1,127,073
	Onondaga Civic Development Corp.
235,000	5.00%, 07/1/2040, Call 07/1/2025	259,121
500,000	5.00%, 07/1/2045, Call 07/1/2025	547,028
	Port Authority of New York & New Jersey
1,000,000	4.00%, 07/15/2040, Call 07/15/2030[2]	1,145,114
4,535,000	5.00%, 10/15/2041, Call 10/15/2025	5,292,568
	Triborough Bridge & Tunnel Authority
1,500,000	5.00%, 11/15/2045, Call 11/15/2025	1,754,446
3,405,000	5.00%, 11/15/2049, Call 11/15/2030	4,245,807
970,000	TSASC, Inc., 5.00%, 06/1/2045, Call 06/1/2027	1,057,743
750,000	Westchester County Local Development Corp., 5.50%, 05/1/2042, Call 05/1/2024	825,995
290,000	Yonkers Economic Development Corp., 5.00%, 10/15/2049, Call 10/15/2029	324,324
		72,347,698
	NORTH CAROLINA — 0.3%
2,000,000	North Carolina Medical Care Commission, 5.00%, 12/1/2033, Call 12/1/2022	2,138,962
1,000,000	University of North Carolina at Chapel Hill, 5.00%, 02/1/2045	1,455,994
		3,594,956
	NORTH DAKOTA — 0.3%
800,000	County of Burleigh, 4.38%, 04/15/2026	831,973
2,000,000	County of Ward, 5.00%, 06/1/2053, Call 06/1/2028	2,213,594
		3,045,567
	OHIO — 1.5%
1,000,000	Buckeye Tobacco Settlement Financing Authority, 5.00%, 06/1/2055, Call 06/1/2030	1,127,450
1,000,000	Butler County Port Authority, 6.00%, 12/1/2043, Call 12/1/2022	1,009,769
830,000	City of Akron, 5.00%, 12/1/2026	937,633

37

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2021

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	OHIO (Continued)
$400,000	City of Cleveland Airport System Revenue, 5.00%, 01/1/2031, Call 01/1/2022	$414,534
1,000,000	City of Middleburg Heights, 4.00%, 08/1/2041, Call 08/1/2031	1,130,090
710,000	Cleveland-Cuyahoga County Port Authority, 5.00%, 12/1/2037, Call 12/1/2027	802,198
2,000,000	County of Hamilton, 5.00%, 09/15/2045, Call 03/15/2030	2,455,601
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 03/1/2025	542,011
2,330,000	Indian Creek Local School District, School District Credit Program, 5.00%, 11/1/2055, Call 11/1/2028	2,762,209
2,665,000	Ohio Turnpike & Infrastructure Commission, 5.00%, 02/15/2037, Call 02/15/2028	3,254,914
1,500,000	Ohio Water Development Authority, 5.00%, 12/1/2034, Call 12/1/2026	1,834,239
750,000	Ohio Water Development Authority Water Pollution Control Loan Fund, 4.38%, 06/1/2033[1]	772,500
1,000,000	Southeastern Ohio Port Authority, 5.75%, 12/1/2032, Call 12/1/2022	1,054,212
		18,097,360
	OKLAHOMA — 0.6%
940,000	Coweta Public Works Authority, 4.00%, 08/1/2027, Call 08/1/2026	1,089,544
1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	1,203,068
1,040,000	Muskogee Industrial Trust, 4.00%, 09/1/2032, Call 09/1/2029	1,183,410
1,000,000	Oklahoma City Airport Trust, 5.00%, 07/1/2043, Call 07/1/2028[2]	1,171,433
2,000,000	Oklahoma Development Finance Authority, AGM, 4.00%, 08/15/2048, Call 08/15/2028	2,195,814
		6,843,269
	OREGON — 0.4%
1,000,000	Medford Hospital Facilities Authority, 4.00%, 08/15/2039, Call 08/15/2030	1,172,058
	Oregon State Facilities Authority
1,000,000	5.00%, 04/1/2045, Call 04/1/2025	1,107,378

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	OREGON (Continued)
$45,000	5.00%, 10/1/2046, Call 10/1/2026	$55,211
720,000	5.00%, 10/1/2046, Call 10/1/2026	825,747
	Port of Portland Airport Revenue
450,000	4.00%, 07/1/2040, Call 07/1/2030	519,175
1,000,000	5.00%, 07/1/2044, Call 07/1/2029[2]	1,202,506
		4,882,075
	PENNSYLVANIA — 3.4%
305,000	Allegheny County Higher Education Building Authority, 5.00%, 10/15/2037, Call 10/15/2027	345,164
95,000	Allegheny County Industrial Development Authority, 6.00%, 07/15/2038, Call 07/15/2023	102,029
	Chester County Industrial Development Authority
100,000	5.00%, 10/1/2034, Call 10/1/2024	107,724
780,000	5.38%, 10/15/2042, Call 10/15/2022	814,121
	Coatesville School District, AGM SAW
105,000	5.00%, 08/1/2022	111,652
1,020,000	5.00%, 08/1/2022	1,079,149
	Commonwealth Financing Authority
1,825,000	5.00%, 06/1/2034, Call 06/1/2028	2,228,262
1,000,000	5.00%, 06/1/2035, Call 06/1/2028	1,218,368
2,180,000	County of Chester, 4.00%, 11/15/2032, Call 11/15/2027	2,559,828
315,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	445,599
1,000,000	Delaware Valley Regional Finance Authority, AMBAC, 5.50%, 08/1/2028	1,289,910
265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025	299,712
1,000,000	Hospitals & Higher Education Facilities Authority of Philadelphia, 5.63%, 07/1/2036, Call 07/1/2022	1,053,825
650,000	Montgomery County Higher Education & Health Authority, 5.00%, 09/1/2037, Call 09/1/2028	785,862
	Montgomery County Industrial Development Authority
1,100,000	5.00%, 11/15/2028, Call 05/15/2022	1,159,839

38

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2021

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$400,000	5.00%, 11/15/2029, Call 05/15/2022	$421,760
1,500,000	Moon Area School District, SAW, 5.00%, 11/15/2028, Call 11/15/2024	1,730,652
	Pennsylvania Economic Development Financing Authority
250,000	6.40%, 12/1/2038, Call 09/1/2025	221,887
300,000	10.00%, 12/1/2040, Call 06/1/2030[4]	320,495
300,000	10.00%, 12/1/2040, Call 06/1/20302 4	320,495
1,000,000	4.00%, 04/15/2045, Call 04/15/2030	1,152,339
1,000,000	Pennsylvania Higher Educational Facilities Authority, 5.00%, 08/15/2027	1,259,647
	Pennsylvania Turnpike Commission
1,000,000	5.00%, 12/1/2033, Call 12/1/2024	1,154,799
2,000,000	5.00%, 12/1/2037, Call 12/1/2027	2,432,725
500,000	5.00%, 12/1/2041, Call 06/1/2026	594,930
2,000,000	5.00%, 12/1/2043, Call 12/1/2028	2,438,360
1,000,000	4.00%, 12/1/2045, Call 12/1/2030	1,152,413
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,198,916
	Philadelphia Authority for Industrial Development
795,000	5.00%, 05/1/2027, Call 05/1/2026	965,808
500,000	8.00%, 01/1/2033, Call 01/1/2023	565,872
500,000	6.88%, 06/15/2033, Call 06/15/2023	553,426
850,000	4.00%, 11/1/2037, Call 11/1/2029	971,724
1,000,000	6.60%, 11/1/2047, Call 11/1/2027	1,078,199
300,000	Quakertown General Authority, 4.00%, 07/1/2022	298,624
1,000,000	School District of Philadelphia, SAW, 5.00%, 09/1/2038, Call 09/1/2026	1,193,459
1,000,000	Scranton-Lackawanna Health & Welfare Authority, 5.00%, 06/1/2046, Call 06/1/2026	1,052,306
2,090,000	Southeastern Pennsylvania Transportation Authority, 5.00%, 06/1/2029, Call 06/1/2027	2,596,372
1,150,000	St. Mary Hospital Authority, 5.00%, 11/15/2023	1,292,951

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	PENNSYLVANIA (Continued)
$275,000	Susquehanna Area Regional Airport Authority, 5.00%, 01/1/2035, Call 01/1/2028[2]	$304,519
500,000	Upper Merion Area School District, SAW, 5.00%, 01/15/2034, Call 01/15/2026	595,328
500,000	Williamsport Area School District, AGM SAW, 4.00%, 03/1/2035, Call 09/1/2024	544,997
		40,014,047
	PUERTO RICO — 0.1%
1,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, 07/1/2058, Call 07/1/2028	1,655,520

	RHODE ISLAND — 0.3%
1,535,000	Rhode Island Commerce Corp., 5.00%, 07/1/2041, Call 07/1/2026	1,767,445
1,000,000	Rhode Island Health & Educational Building Corp., 6.00%, 09/1/2033, Call 09/1/2023	1,138,855
		2,906,300
	SOUTH CAROLINA — 1.2%
1,000,000	City of Columbia Waterworks & Sewer System Revenue, 5.00%, 02/1/2043, Call 02/1/2023	1,088,607
2,000,000	Lexington County Health Services District, Inc., 5.00%, 11/1/2041, Call 05/1/2026	2,294,409
1,500,000	Patriots Energy Group Financing Agency, 4.00%, 10/1/2048, Call 11/1/2023[1]	1,637,793
	South Carolina Jobs-Economic Development Authority
500,000	0.00%, 02/1/2035, Call 02/1/20232 4 5	200,000
1,000,000	5.00%, 11/1/2043, Call 05/1/2028	1,187,053
2,000,000	South Carolina Ports Authority, 5.00%, 07/1/2038, Call 07/1/2028[2]	2,446,675
	South Carolina Public Service Authority
730,000	5.00%, 12/1/2055, Call 06/1/2025	833,631
1,015,000	5.25%, 12/1/2055, Call 12/1/2025	1,187,224

39

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2021

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	SOUTH CAROLINA (Continued)
$3,000,000	University of South Carolina, 5.00%, 05/1/2043, Call 05/1/2027	$3,510,412
		14,385,804
	SOUTH DAKOTA — 0.1%
1,235,000	South Dakota Health & Educational Facilities Authority, 5.00%, 11/1/2045, Call 11/1/2025	1,426,929

	TENNESSEE — 0.7%
1,220,000	Chattanooga-Hamilton County Hospital Authority, 5.00%, 10/1/2044, Call 10/1/2024	1,316,739
2,000,000	Johnson City Health & Educational Facilities Board, 5.00%, 08/15/2042, Call 08/15/2022	2,099,092
	Knox County Health Educational & Housing Facility Board
365,000	0.00%, 05/1/2025, Call 11/1/20244 5	151,475
45,000	0.00%, 05/1/2034[5]	18,675
	Tennessee Energy Acquisition Corp.
1,000,000	5.63%, 09/1/2026	1,227,169
1,000,000	4.00%, 05/1/2048, Call 02/1/2023[1]	1,068,494
1,500,000	4.00%, 11/1/2049, Call 08/1/2025[1]	1,702,456
		7,584,100
	TEXAS — 7.8%
85,000	Arlington Higher Education Finance Corp., 5.00%, 08/15/2048, Call 08/15/2027	91,558
320,000	Austin Convention Enterprises, Inc., 5.00%, 01/1/2034, Call 01/1/2027	351,770
	Central Texas Regional Mobility Authority
1,000,000	5.00%, 01/1/2036, Call 01/1/2031	1,282,130
2,000,000	5.00%, 01/1/2043, Call 01/1/2028	2,373,851
2,000,000	City of Arlington, AGM, 5.00%, 02/15/2048, Call 02/15/2028	2,400,493
	City of Austin Airport System Revenue
1,000,000	5.00%, 11/15/2035, Call 11/15/2026[2]	1,175,163
2,250,000	5.00%, 11/15/2044, Call 11/15/2024[2]	2,558,798
1,000,000	City of El Paso, 5.00%, 08/15/2036, Call 08/15/2026	1,206,042

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$250,000	City of Hackberry, 4.50%, 09/1/2038, Call 09/1/2027	$280,154
1,000,000	City of Houston, 4.00%, 03/1/2033, Call 03/1/2027	1,143,657
	City of Houston Airport System Revenue
1,000,000	4.75%, 07/1/2024[2]	1,049,033
750,000	5.00%, 07/15/2035, Call 07/15/2025[2]	826,389
500,000	City of Houston Hotel Occupancy Tax & Special Revenue, 5.25%, 09/1/2028, Call 09/1/2021	506,738
1,425,000	City of Lewisville, 6.00%, 09/1/2037, Call 09/1/2022[4]	1,484,709
750,000	City of Sugar Land, 5.00%, 02/15/2029, Call 02/15/2027	922,615
	Clifton Higher Education Finance Corp.
500,000	5.00%, 08/15/2042, Call 08/15/2022	517,927
100,000	4.40%, 12/1/2047, Call 12/1/2022	101,652
1,500,000	4.60%, 12/1/2049, Call 12/1/2024	1,562,178
5,000,000	County of Travis, 5.00%, 03/1/2036, Call 03/1/2029	6,370,057
3,000,000	Dallas/Fort Worth International Airport, 5.00%, 11/1/2042, Call 11/1/2021[2]	3,082,659
1,000,000	Danbury Higher Education Authority, Inc., 6.50%, 08/15/2043, Call 08/15/2023	1,140,651
300,000	Decatur Hospital Authority, 6.63%, 09/1/2031, Call 09/1/2023	329,314
1,065,000	El Paso Downtown Development Corp., 5.00%, 08/15/2026	1,241,452
1,000,000	Grand Parkway Transportation Corp., 5.00%, 10/1/2038, Call 04/1/2028	1,238,392
3,000,000	Harris County Cultural Education Facilities Finance Corp., 4.00%, 10/1/2036, Call 10/1/2029	3,516,347
1,110,000	Harris County Toll Road Authority, 5.00%, 08/15/2043, Call 02/15/2028	1,364,896
475,000	Jefferson County Industrial Development Corp., 8.25%, 07/1/2032, Call 07/1/2022	517,617

40

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2021

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
$500,000	Mission Economic Development Corp., 4.63%, 10/1/2031, Call 10/1/20212 4	$531,445
	New Hope Cultural Education Facilities Finance Corp.
600,000	4.75%, 04/1/2034, Call 04/1/2024	566,600
1,000,000	5.00%, 04/1/2039, Call 04/1/2024	968,858
2,505,000	5.00%, 07/1/2047, Call 07/1/2025	2,154,300
	New Hope Cultural Education Facilities Finance Corp., AGM
375,000	5.00%, 07/1/2038, Call 07/1/2027	440,745
1,500,000	5.00%, 04/1/2046, Call 04/1/2024	1,621,237
2,200,000	5.00%, 07/1/2048, Call 07/1/2027	2,545,922
830,000	Newark Higher Education Finance Corp., 5.00%, 06/15/2037, Call 06/15/2022	876,988
1,050,000	North Texas Municipal Water District, 5.00%, 06/1/2024	1,203,630
1,000,000	Port of Corpus Christi Authority of Nueces County, 5.00%, 12/1/2036, Call 12/1/2028	1,173,770
1,000,000	Red River Health Facilities Development Corp., 0.00%, 12/15/2047, Call 12/1/2021 * [5]	662,500
	SA Energy Acquisition Public Facility Corp.
1,000,000	5.50%, 08/1/2021	1,016,905
290,000	5.50%, 08/1/2027	362,507
1,750,000	San Antonio Independent School District, PSF, 5.00%, 08/15/2048, Call 08/15/2025	2,019,421
	State of Texas
2,000,000	5.00%, 10/1/2026, Call 10/1/2025	2,398,557
2,515,000	5.00%, 10/1/2036, Call 10/1/2025	2,974,396
	Tarrant County Cultural Education Facilities Finance Corp.
1,000,000	4.20%, 09/1/2025, Call 09/1/2023	1,094,167
2,000,000	5.00%, 11/15/2038, Call 05/15/2023	2,201,687
1,430,000	5.00%, 07/1/2043, Call 01/1/2029	1,728,724
1,620,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/4/2025	1,759,662

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	TEXAS (Continued)
	Texas Municipal Gas Acquisition & Supply Corp. I
$555,000	5.25%, 12/15/2025	$666,729
1,920,000	6.25%, 12/15/2026	2,256,553
	Texas Private Activity Bond Surface Transportation Corp.
500,000	4.00%, 12/31/2037, Call 12/31/2029	574,302
1,110,000	5.00%, 12/31/2040, Call 12/31/2025[2]	1,254,161
4,000,000	Texas Public Finance Authority, 4.00%, 02/1/2037, Call 02/1/2029	4,738,572
1,125,000	Texas Transportation Commission, 0.00%, 08/1/2040, Call 02/1/2029	529,089
	Texas Water Development Board
1,500,000	4.00%, 10/15/2037, Call 10/15/2027	1,756,864
2,000,000	4.00%, 08/1/2038, Call 08/1/2030	2,421,828
1,550,000	4.00%, 10/15/2038, Call 10/15/2029	1,857,976
5,000,000	5.00%, 04/15/2049, Call 10/15/2028	6,223,323
	Town of Westlake
300,000	5.50%, 09/1/2025	307,833
200,000	6.13%, 09/1/2035, Call 09/1/2025	206,237
1,200,000	Uptown Development Authority, 5.00%, 9/1/2036, Call 9/1/2026	1,367,050
		91,098,780
	UTAH — 0.6%
3,000,000	County of Utah, 5.00%, 05/15/2043, Call 05/15/2021	3,016,394
	Salt Lake City Corp. Airport Revenue
1,200,000	5.00%, 07/1/2026[2]	1,448,238
1,000,000	5.25%, 07/1/2048, Call 07/1/2028[2]	1,204,434
	Utah Charter School Finance Authority
100,000	3.63%, 06/15/2021[4]	100,238
1,100,000	4.50%, 07/15/2027[4]	1,146,780
500,000	5.38%, 06/15/2048, Call 06/15/2027[4]	541,638
		7,457,722
	VERMONT — 0.1%
1,400,000	Vermont Student Assistance Corp., 5.00%, 06/15/2022[2]	1,474,466

41

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2021

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	VIRGINIA — 1.2%
$715,000	Celebrate North Community Development Authority, 4.69%, 03/1/2018[5]	$429,000
1,000,000	Chesapeake Bay Bridge & Tunnel District, 5.00%, 07/1/2046, Call 07/1/2026	1,150,350
670,000	Federal Home Loan Mortgage Corporation Multifamily Variable Rate Demand Certificates, 4.15%, 04/15/2025, Call 05/7/20212 4	672,200
2,000,000	Hampton Roads Sanitation District, 5.00%, 10/1/2030, Call 10/1/2027	2,508,775
1,000,000	Hampton Roads Transportation Accountability Commission, 5.50%, 07/1/2057, Call 01/1/2028	1,235,287
	Virginia Commonwealth Transportation Board
1,000,000	5.00%, 05/15/2028, Call 11/15/2027	1,269,661
2,500,000	4.00%, 05/15/2031, Call 05/15/2026	2,880,662
	Virginia Small Business Financing Authority
130,000	5.50%, 01/1/2042, Call 07/1/2022[2]	135,958
2,000,000	5.00%, 07/1/2049, Call 01/1/2022[2]	2,059,319
1,750,000	5.00%, 12/31/2052, Call 06/30/2027[2]	2,031,807
		14,373,019
	WASHINGTON — 3.2%
2,000,000	Clark County School District No. 114 Evergreen, School Bond GTY, 4.00%, 12/1/2034, Call 06/1/2028	2,355,517
1,500,000	County of King Sewer Revenue, 5.00%, 07/1/2047, Call 01/1/2025	1,710,135
	King County Public Hospital District No. 4
705,000	5.00%, 12/1/2038, Call 12/1/2025	727,288
1,000,000	7.00%, 12/1/2040, Call 12/1/2021	1,044,386
2,215,000	King County School District No. 210 Federal Way, School Bond GTY, 4.00%, 12/1/2033, Call 12/1/2027	2,580,796
	King County School District No. 406 Tukwila, School Bond GTY
2,190,000	4.00%, 12/1/2030, Call 06/1/2026	2,499,117
1,560,000	4.00%, 12/1/2031, Call 06/1/2026	1,775,031

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WASHINGTON (Continued)
$105,000	Ocean Shores Local Improvement District, 7.25%, 02/1/2031	$129,510
1,500,000	Port of Seattle, 5.00%, 04/1/2044, Call 04/1/2029[2]	1,789,219
	State of Washington
1,695,000	5.00%, 08/1/2036, Call 08/1/2029	2,171,822
2,000,000	5.00%, 08/1/2037, Call 08/1/2023	2,200,870
1,435,000	5.00%, 07/1/2039, Call 07/1/2028	1,770,115
1,000,000	5.00%, 06/1/2040, Call 06/1/2026	1,193,651
1,630,000	5.00%, 07/1/2042, Call 07/1/2029	2,037,169
1,710,000	5.00%, 07/1/2043, Call 07/1/2029	2,132,411
1,500,000	5.00%, 07/1/2044, Call 07/1/2029	1,866,154
195,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 04/22/2021	196,836
	Washington Health Care Facilities Authority
500,000	5.00%, 08/15/2032, Call 08/15/2027	593,702
1,820,000	5.00%, 03/1/2038, Call 03/1/2025	2,055,979
500,000	5.00%, 08/1/2038, Call 08/1/2029	617,046
2,500,000	1.17% (1-Month USD Libor+ 110 basis points), 01/1/2042, Call 01/1/2022[3]	2,510,228
	Washington State Convention Center Public Facilities District
1,000,000	5.00%, 07/1/2043, Call 07/1/2028	1,170,709
1,250,000	5.00%, 07/1/2058, Call 07/1/2028	1,445,933
1,000,000	Yakima County School District No. 208 West Valley, School Bond GTY, 4.00%, 12/1/2034, Call 12/1/2028	1,185,547
		37,759,171
	WEST VIRGINIA — 0.2%
1,000,000	Monongalia County Commission Special District, 5.50%, 06/1/2037, Call 06/1/2027[4]	1,076,721
1,000,000	West Virginia Parkways Authority, 5.00%, 06/1/2037, Call 06/1/2028	1,240,080
		2,316,801
	WISCONSIN — 1.3%
	Public Finance Authority
435,000	5.00%, 07/1/2022[2]	455,158
890,000	4.00%, 07/1/2027, Call 07/1/2024	952,531
500,000	5.75%, 02/1/2035, Call 02/1/2025	524,910

42

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2021

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
$535,000	5.00%, 07/1/2037, Call 07/1/2024	$573,963
1,000,000	6.50%, 12/1/2037, Call 12/1/2027[4]	1,141,617
500,000	5.00%, 06/15/2039, Call 06/15/2026[4]	531,650
500,000	5.75%, 04/1/2042, Call 04/1/2022	517,717
1,000,000	5.00%, 07/1/2042, Call 07/1/2022[2]	1,039,092
165,000	6.00%, 07/15/2042, Call 07/15/2022	171,793
450,000	5.50%, 03/1/2045, Call 03/1/2025[4]	483,082
1,000,000	5.63%, 07/1/2045, Call 07/1/2025[4]	1,071,576
390,000	4.00%, 07/1/2046, Call 01/1/2031	435,802
345,000	6.38%, 01/1/2048, Call 01/1/2028[4]	282,355
	Public Finance Authority, ACA
7,186	0.00%, 01/1/20464 5	211
7,085	0.00%, 01/1/20474 5	201
7,034	0.00%, 01/1/20484 5	196
6,984	0.00%, 01/1/20494 5	191
6,882	0.00%, 01/1/20504 5	180
7,540	0.00%, 01/1/20514 5	194
194,116	0.00%, 07/1/20514 5	130,859
7,490	0.00%, 01/1/20524 5	186
7,388	0.00%, 01/1/20534 5	180
7,338	0.00%, 01/1/20544 5	174
7,237	0.00%, 01/1/20554 5	167
7,135	0.00%, 01/1/20564 5	162
7,085	0.00%, 01/1/20574 5	157
6,984	0.00%, 01/1/20584 5	151
6,933	0.00%, 01/1/20594 5	147
6,882	0.00%, 01/1/20604 5	142
6,781	0.00%, 01/1/20614 5	136
6,730	0.00%, 01/1/20624 5	131
6,629	0.00%, 01/1/20634 5	127
6,579	0.00%, 01/1/20644 5	124
6,528	0.00%, 01/1/20654 5	119
6,427	0.00%, 01/1/20664 5	111
83,706	0.00%, 01/1/20674 5	1,346
	University of Wisconsin Hospitals & Clinics
1,405,000	5.00%, 04/1/2038, Call 04/1/2023	1,538,797
1,000,000	5.00%, 04/1/2043, Call 10/1/2028	1,198,717

Principal Amount		Value
	MUNICIPAL BONDS (Continued)
	WISCONSIN (Continued)
$3,000,000	Village of Mount Pleasant, MORAL OBLIG, 5.00%, 04/1/2048, Call 04/1/2028	$3,580,642
		14,634,994
	TOTAL MUNICIPAL BONDS
	(Cost $868,495,589)	931,443,899

	COMMON STOCK — 0.1%
32,339	Energy Harbor Corp.*	868,302
	TOTAL COMMON STOCK
	(Cost $965,130)	868,302
Number of Shares
	CLOSED-END MUTUAL FUNDS — 0.8%
18,027	BlackRock Long-Term Municipal Advantage Trust	228,222
53,753	BlackRock MuniVest Fund, Inc.	499,903
31,817	BlackRock MuniYield Quality Fund, Inc.	505,572
72,299	BNY Mellon Municipal Income, Inc.	632,616
127,431	BNY Mellon Strategic Municipal Bond Fund, Inc.	997,785
30,359	BNY Mellon Strategic Municipals, Inc.	259,266
15,444	DTF Tax-Free Income, Inc.	221,621
87,593	DWS Municipal Income Trust	1,020,459
17,462	Invesco Advantage Municipal Income Trust II	206,925
17,008	Invesco Municipal Opportunity Trust	224,165
23,118	Invesco Municipal Trust	305,158
11,819	Invesco Trust for Investment Grade Municipals	159,320
8,572	Neuberger Berman Municipal Fund, Inc.	136,123
37,184	Pioneer Municipal High Income Advantage Trust	439,515
123,034	Pioneer Municipal High Income Trust	1,521,931
108,960	Western Asset Managed Municipals Fund, Inc.	1,415,390
8,866	Western Asset Municipal Partners Fund, Inc.	135,827

	TOTAL CLOSED-END MUTUAL FUNDS
	(Cost $9,139,084)	8,909,798

43

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

As of March 31, 2021

Number of Shares		Value
	OPEN-END MUTUAL FUND — 1.2%
933,063	Vanguard Intermediate-Term Tax-Exempt Fund, Admiral Class	$13,744,015

	TOTAL OPEN-END MUTUAL FUND
	(Cost $12,927,831)	13,744,015

	PRIVATE FUNDS[7] — 13.7%
	MacKay Municipal Credit Opportunities Fund, LP* [8]	27,463,717
	MacKay Municipal Opportunities Fund, LP* [9]	133,246,683

	TOTAL PRIVATE FUNDS
	(Cost $127,624,953)	160,710,400

	SHORT-TERM INVESTMENT — 4.0%
46,851,104	JPMorgan Prime Money Market Fund - Institutional Shares, 0.09%[10]	46,874,530

	TOTAL SHORT-TERM INVESTMENT
	(Cost $46,874,212)	46,874,530

	TOTAL INVESTMENTS — 99.3%
	(Cost $1,066,026,799)	1,162,550,944
	Other assets less liabilities — 0.7%	8,653,974

	TOTAL NET ASSETS — 100.0%	$1,171,204,918

*	Non-income producing security.

[1]	Variable rate security.

[2]	Alternative Minimum Tax eligible security.

[3]	Floating rate security.

[4]

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

[5]	Security is in default.

[6]	Rounds to less than 0.05%.

[7]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale.

[8]	The investment was acquired on 3/1/2016. The cost is $19,752,111.

[9]	The investment was acquired on 3/1/2016. The cost is $107,872,842.

[10]	The rate is the annualized seven-day yield at period end.

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AGM-CR — Assured Guaranty Municipal Custodial Receipts

AMBAC — American Municipal Bond Assurance Corporation

BAM — Build America Mutual Assurance Company

GTY — Guaranty

LP — Limited Partnership

NATL — National Public Finance Guarantee Corporation

NATL-RE — National Rural Utilities Cooperative Finance Corporation Reinsurance

OBLG — Obligation

PSF — Permanent School Fund Guaranteed

SAW — State Aid Withholding

SIFMA — Securities Industry and Financial Markets Association

See accompanying Notes to Financial Statements.

44

ASPIRIANT DEFENSIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2021

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 59.2%
	ALTERNATIVE DIVERSIFIERS — 6.7%
6,801,224	Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	$70,256,646
855,877	GMO SGM Major Markets Fund - Class VI	26,874,527
		97,131,173
	CORE/ALTERNATIVE DIVERSIFIERS — 52.5%
14,682,683	GMO Benchmark-Free Allocation Fund - Class IV1	391,587,152
1,041,050	GMO Global Asset Allocation Fund - Class III	37,207,139
14,708,129	JPMorgan Global Allocation Fund - Class R6	329,609,168
		758,403,459
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $782,088,616)	855,534,632

	EXCHANGE-TRADED FUND — 12.5%
	REAL ASSET — 12.5%
11,098,928	iShares Gold Trust*	180,468,569

	TOTAL EXCHANGE-TRADED FUND
	(Cost $176,999,512)	180,468,569

	PRIVATE FUNDS[2] — 22.0%
	ALTERNATIVE DIVERSIFIERS — 11.8%
	Elliott Associates, LP - Class C* [3]	3,986,744
	Millennium International, Ltd. - Class GG* [4]	39,249,853
	Millennium International, Ltd. - Sub-Class GG-C* [5]	5,599,749
	Water Island Merger Arbitrage Institutional Commingled Fund, LP - Class A* [6]	120,995,584
		169,831,930
	CORE DIVERSIFIER — 10.2%
	All Weather Portfolio Limited*[7]	147,765,925
		147,765,925
	TOTAL PRIVATE FUNDS
	(Cost $273,430,592)	317,597,855

Number of Shares		Value
	SHORT-TERM INVESTMENT — 5.0%
73,127,899	JPMorgan Prime Money Market Fund - Institutional Shares, 0.09%[8]	$73,164,463

	TOTAL SHORT-TERM INVESTMENT
	(Cost $73,149,468)	73,164,463

	TOTAL INVESTMENTS — 98.7%
	(Cost $1,305,668,188)	1,426,765,519
	Other assets less liabilities — 1.3%	18,162,322

	TOTAL NET ASSETS — 100.0%	$1,444,927,841

*	Non-income producing security.

[1]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[2]	The Private Funds are generally offered in private placement transactions and as such are often illiquid and generally restricted as to resale.

[3]	The investment was acquired on 1/1/2020. The cost is $3,516,800.

[4]	The investment was acquired on 1/1/2020. The cost is $31,913,792.

[5]	The investment was acquired on 10/1/2020. The cost is $5,000,000.

[6]

The investment was acquired on 2/26/2018. The cost is $108,000,000. Moderately liquid investment. For redemption terms, please refer to Note 2, Fair Value Measurements and Disclosures, in the Notes to Financial Statements.

[7]	The investment was acquired on 5/1/2018. The cost is $125,000,000.

[8]	The rate is the annualized seven-day yield at period end.

LP — Limited Partnership

See accompanying Notes to Financial Statements.

45

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

SCHEDULE OF INVESTMENTS

As of March 31, 2021

Number of Shares		Value
	OPEN-END MUTUAL FUNDS — 96.8%
	CORE — 88.2%
4,258,501	DoubleLine Total Return Bond Fund - I Class	$44,543,922
10,612,603	MetWest Total Return Bond Fund - Plan Class[1]	107,717,923
2,125,113	PIMCO Income Fund - Institutional Class	25,437,599
960,887	Vanguard Total Bond Market Index Fund - Institutional Class	10,704,286
		188,403,730
	OPPORTUNISTIC — 8.6%
518,070	GMO Emerging Country Debt Fund - Class IV	13,039,817
890,522	Vanguard High-Yield Corporate Fund - Admiral Shares	5,262,987
		18,302,804
	TOTAL OPEN-END MUTUAL FUNDS
	(Cost $205,838,781)	206,706,534

	SHORT-TERM INVESTMENT — 3.2%
6,922,934	JPMorgan Prime Money Market Fund - Institutional Shares, 0.09%[2]	6,926,395

	TOTAL SHORT-TERM INVESTMENT
	(Cost $6,926,033)	6,926,395

	TOTAL INVESTMENTS — 100.0%
	(Cost $212,764,814)	213,632,929
	Liabilities in excess of other assets — (0.0)%[3]	(83,955)

	TOTAL NET ASSETS — 100.0%	$213,548,974

[1]

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

[2]	The rate is the annualized seven-day yield at period end.

[3]	Rounds to less than 0.05%.

See accompanying Notes to Financial Statements.

46

ASPIRIANT TRUST

Statements of Assets and Liabilities

As of March 31, 2021

	Risk-Managed Equity Allocation Fund		Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Taxable Bond Fund
ASSETS:
Investments, at value (cost $1,371,102,667, $1,066,026,799, $1,305,668,188 and $212,764,814, respectively)	$1,633,007,767		$1,162,550,944	$1,426,765,519	$213,632,929
Cash	33,466		1,000,000	—	6,711
Foreign currency, at value (cost $1,972, $0, $0 and $0, respectively)	1,915		—	—	—
Receivables:
Investments sold	—		6,000,000	—	—
Investments purchased in advance	5,000,000		—	18,361,000	—
Fund shares sold	49,970		151,970	96,658	—
Dividends and interest	909,589		12,128,187	5,826	—
Other receivables	3,125		—	—	—
Other prepaid expenses	24,861		13,012	27,202	24,006
Total assets	1,639,030,693		1,181,844,113	1,445,256,205	213,663,646

LIABILITIES:
Payables:
Investments purchased	—		10,144,183	—	—
Securities lending collateral	10,178,462		—	—	—
Fund shares redeemed	99		23,030	7,037	—
Due to Adviser	214,189		212,869	121,492	14,784
Accrued fund accounting fees	89,210		101,135	76,785	15,152
Accrued administrative servicing fees	53,697		30,036	12,024	5,541
Accrued fund administration fees	32,779		24,409	29,484	4,458
Accrued Trustees’ fees	11,844		11,844	11,844	11,844
Accrued custody fees	8,325		9,153	4,917	976
Accrued transfer agent fees and expenses	6,055		5,746	5,980	5,786
Accrued Chief Compliance Officer fees	1,250		1,250	1,250	1,250
Accrued other expenses	117,825		75,540	57,551	54,881
Total liabilities	10,713,735		10,639,195	328,364	114,672

NET ASSETS	$1,628,316,958		$1,171,204,918	$1,444,927,841	$213,548,974

NET ASSETS CONSIST OF:
Paid-in capital (unlimited shares authorized, no par value)	$1,341,728,725		$1,099,181,576	$1,376,621,276	$208,602,008
Total distributable earnings	286,588,233		72,023,342	68,306,565	4,946,966
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$1,628,316,958		$1,171,204,918	$1,444,927,841	$213,548,974

SHARES ISSUED AND OUTSTANDING	113,489,167	^	112,012,126	132,922,789	21,233,501
NET ASSET VALUE PER SHARE	$14.35	^	$10.46	$10.87	$10.06

^	Advisor Shares

See accompanying Notes to Financial Statements.

47

ASPIRIANT TRUST

Statements of Operations

As of March 31, 2021

	Risk-Managed Equity Allocation Fund	Risk-Managed Municipal Bond Fund	Defensive Allocation Fund	Risk-Managed Taxable Bond Fund
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $432,579, $0, $0 and $0, respectively)	$21,724,608	$3,779,621	$20,551,527	$6,957,105
Interest	291,077	34,225,872	367,705	20,503
Securities lending income	102,213	—	—	—
Total investment income	22,117,898	38,005,493	20,919,232	6,977,608

EXPENSES:
Advisory fees	3,282,989	3,776,108	1,363,397	669,747
Administrative services fees	1,367,911	1,398,556	1,363,397	267,898
Fund accounting fees	331,148	426,801	293,774	72,863
Fund administration fees	325,710	333,162	324,701	63,828
Audit fees	71,666	50,490	32,531	33,913
Custody fees	56,908	35,443	18,524	4,456
Trustees’ fees and expenses	46,688	46,688	46,181	46,688
Legal fees	43,621	25,170	36,932	24,889
Transfer agent fees and expenses	37,435	35,461	36,999	35,634
Registration fees	33,083	55,870	49,471	47,514
Chief Compliance Officer fees	14,980	14,980	14,980	14,980
Shareholder reporting fees	14,910	14,043	14,852	13,896
Insurance fees	13,288	13,288	13,288	13,288
Regulatory services	11,487	13,282	10,286	10,286
Other expenses	28,437	27,463	9,857	7,210
Total expenses	5,680,261	6,266,805	3,629,170	1,327,090
Less: Advisory fees waived	(1,094,240)	(839,133)	—	(455,428)
Less: Administrative services fees waived	(820,746)	(978,990)	(1,227,062)	(187,529)
Net expenses	3,765,275	4,448,682	2,402,108	684,133
Net investment income	18,352,623	33,556,811	18,517,124	6,293,475

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(13,874,097)	20,881,131	(3,320,501)	3,979,922
Foreign currency translations	(283,081)	—	—	—
Capital gain distributions	42,258,799	2,842	5,137,499	5,632,892
Total net realized gain	28,101,621	20,883,973	1,816,998	9,612,814
Net change in unrealized appreciation (depreciation) on:
Investments	288,465,656	42,852,596	203,666,111	(1,908,829)
Foreign currency translations	10,041	—	—	—
Total net change in unrealized appreciation (depreciation)	288,475,697	42,852,596	203,666,111	(1,908,829)
Net realized and unrealized gain	316,577,318	63,736,569	205,483,109	7,703,985
Net Increase in Net Assets from Operations	$334,929,941	$97,293,380	$224,000,233	$13,997,460

See accompanying Notes to Financial Statements.

48

ASPIRIANT TRUST

Statements of Changes in Net Assets

	Risk-Managed Equity Allocation Fund
	Year Ended March 31, 2021	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$18,352,623	$1,237,777	$22,364,519
Net realized gain (loss) on investments and foreign currency	28,101,621	(7,758,099)	17,171,370
Net change in unrealized appreciation (depreciation) on investments and foreign currency	288,475,697	(109,579,179)	(23,931,104)
Change in net assets resulting from operations	334,929,941	(116,099,501)	15,604,785

DISTRIBUTIONS TO SHAREHOLDERS^:
Change in net assets resulting from distributions to shareholders	(24,948,283)	—	(57,177,625)

CAPITAL SHARE TRANSACTIONS^:
Shares sold	444,644,622	49,116,897	159,635,340
Shares issued for reinvestment of distributions	23,222,461	—	53,944,736
Shares redeemed	(197,373,488)	(32,224,422)	(161,327,911)
Change in net assets resulting from capital stock transactions	270,493,595	16,892,475	52,252,165

Change in net assets	$580,475,253	$(99,207,026)	$10,679,325

NET ASSETS:
Beginning of period	1,047,841,705	1,147,048,731	1,136,369,406
End of period	$1,628,316,958	$1,047,841,705	$1,147,048,731

TRANSACTIONS IN SHARES^:
Shares sold	34,402,646	4,383,059	11,874,459
Shares issued for reinvestment of distributions	1,676,712	—	3,981,161
Shares redeemed	(15,310,852)	(2,826,869)	(11,984,824)
Change in shares outstanding	20,768,506	1,556,190	3,870,796

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.

^	Represents Advisor Shares transactions for Aspiriant Risk-Managed Equity Allocation Fund.

See accompanying Notes to Financial Statements.

49

ASPIRIANT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Risk-Managed Municipal Bond Fund
	Year Ended March 31, 2021	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$33,556,811	$3,122,760	$38,759,634
Net realized gain (loss) on investments	20,883,973	(2,980,716)	1,978,683
Net change in unrealized appreciation (depreciation) on investments	42,852,596	(75,292,400)	101,146,423
Change in net assets resulting from operations	97,293,380	(75,150,356)	141,884,740

DISTRIBUTIONS TO SHAREHOLDERS:
Change in net assets resulting from distributions to shareholders	(46,555,374)	(12,523,265)	(52,274,438)

CAPITAL SHARE TRANSACTIONS:
Shares sold	165,650,016	17,731,792	231,232,483
Shares issued for reinvestment of distributions	44,977,690	12,140,563	50,453,475
Shares redeemed	(580,871,821)	(77,948,372)	(174,014,067)
Change in net assets resulting from capital stock transactions	(370,244,115)	(48,076,017)	107,671,891

Change in net assets	$(319,506,109)	$(135,749,638)	$197,282,193

NET ASSETS:
Beginning of period	1,490,711,027	1,626,460,665	1,429,178,472
End of period	$1,171,204,918	$1,490,711,027	$1,626,460,665

TRANSACTIONS IN SHARES:
Shares sold	16,097,863	1,720,752	22,306,523
Shares issued for reinvestment of distributions	4,333,526	1,193,762	4,895,860
Shares redeemed	(55,852,517)	(7,774,836)	(16,831,913)
Change in shares outstanding	(35,421,128)	(4,860,322)	10,370,470

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.

See accompanying Notes to Financial Statements.

50

ASPIRIANT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Defensive Allocation Fund
	Year Ended March 31, 2021	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$18,517,124	$736,695	$28,345,094
Net realized gain (loss) on investments	1,816,998	(8,522,305)	746,791
Net change in unrealized appreciation (depreciation) on investments	203,666,111	(103,851,777)	18,394,502
Change in net assets resulting from operations	224,000,233	(111,637,387)	47,486,387

DISTRIBUTIONS TO SHAREHOLDERS:
Change in net assets resulting from distributions to shareholders	(31,640,932)	—	(51,465,241)

CAPITAL SHARE TRANSACTIONS:
Shares sold	279,246,834	29,892,927	216,182,315
Shares issued for reinvestment of distributions	29,917,024	—	48,896,956
Shares redeemed	(273,802,913)	(45,126,488)	(156,807,757)
Change in net assets resulting from capital stock transactions	35,360,945	(15,233,561)	108,271,514

Change in net assets	$227,720,246	$(126,870,948)	$104,292,660

NET ASSETS:
Beginning of period	1,217,207,595	1,344,078,543	1,239,785,883
End of period	$1,444,927,841	$1,217,207,595	$1,344,078,543

TRANSACTIONS IN SHARES:
Shares sold	26,933,514	3,130,561	20,620,368
Shares issued for reinvestment of distributions	2,764,974	—	4,652,422
Shares redeemed	(26,598,779)	(4,756,045)	(14,948,800)
Change in shares outstanding	3,099,709	(1,625,484)	10,323,990

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.

See accompanying Notes to Financial Statements.

51

ASPIRIANT TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Risk-Managed Taxable Bond Fund
	Year Ended March 31, 2021	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020
CHANGES IN NET ASSETS FROM:
OPERATIONS:
Net investment income	$6,293,475	$709,259	$8,484,998
Net realized gain on investments	9,612,814	371,300	585,063
Net change in unrealized appreciation (depreciation) on investments	(1,908,829)	(10,725,595)	13,266,656
Change in net assets resulting from operations	13,997,460	(9,645,036)	22,336,717

DISTRIBUTIONS TO SHAREHOLDERS:
Change in net assets resulting from distributions to shareholders	(12,279,710)	(2,122,242)	(8,508,325)

CAPITAL SHARE TRANSACTIONS:
Shares sold	64,384,129	6,471,189	102,476,725
Shares issued for reinvestment of distributions	11,394,860	1,969,730	7,935,700
Shares redeemed	(140,692,021)	(20,326,949)	(30,199,687)
Change in net assets resulting from capital stock transactions	(64,913,032)	(11,886,030)	80,212,738

Change in net assets	$(63,195,282)	$(23,653,308)	$94,041,130

NET ASSETS:
Beginning of period	276,744,256	300,397,564	206,356,434
End of period	$213,548,974	$276,744,256	$300,397,564

TRANSACTIONS IN SHARES:
Shares sold	6,182,109	632,833	10,013,387
Shares issued for reinvestment of distributions	1,099,460	194,830	775,940
Shares redeemed	(13,369,599)	(2,024,380)	(2,937,482)
Change in shares outstanding	(6,088,030)	(1,196,717)	7,851,845

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.

See accompanying Notes to Financial Statements.

52

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Financial Highlights - ADVISOR SHARES

Per share income and capital changes for a share outstanding throughout each period.

	Year Ended March 31, 2021	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 28, 2018	Year Ended February 28, 2017
Net asset value, beginning of period	$11.30	$12.58	$13.02	$13.27	$11.77	$10.50

Income from Investment Operations:
Net investment income	0.17	0.01	0.25	0.26	0.25	0.19
Net realized and unrealized gain (loss) on investments and foreign currency	3.11	(1.29)	(0.05)	0.08	1.61	1.34
Total from investment operations	3.28	(1.28)	0.20	0.34	1.86	1.53

Less Distributions:
From net investment income	(0.10)	—	(0.30)	(0.26)	(0.29)	(0.20)
From net realized gain	(0.13)	—	(0.34)	(0.33)	(0.07)	(0.06)
Total distributions	(0.23)	—	(0.64)	(0.59)	(0.36)	(0.26)

Net assets value, end of period	$14.35	$11.30	$12.58	$13.02	$13.27	$11.77

Total return	29.08%	(10.17)%[2]	1.17%	2.83%	15.80%	14.63%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,628,317	$1,047,842	$1,147,049	$1,136,369	$1,039,849	$761,664
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.42%	0.48%[3]	0.42%	0.44%	0.44%	0.59%
Expense waiver	(0.14)%	(0.14)%[3]	(0.13)%	(0.14)%	(0.16)%	(0.08)%
Total expenses after expense waiver	0.28%	0.34%[3]	0.29%	0.30%	0.28%	0.51%
Net investment income	1.34%	1.38%[3]	1.87%	1.90%	2.05%	2.02%
Portfolio turnover rate	47%	3%[2]	28%	79%	38%	89%

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.

[2]	Not annualized.

[3]	Annualized.

See accompanying Notes to Financial Statements.

53

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Year Ended March 31, 2021	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 28, 2018	Year Ended February 28, 2017
Net asset value, beginning of period	$10.11	$10.68	$10.07	$10.03	$10.00	$10.23

Income from Investment Operations:
Net investment income	0.20	0.02	0.27	0.30	0.28	0.28
Net realized and unrealized gain (loss) on investments	0.51	(0.50)	0.70	0.06	0.05	(0.22)
Total from investment operations	0.71	(0.48)	0.97	0.36	0.33	0.06

Less Distributions:
From net investment income	(0.36)	(0.09)	(0.36)	(0.32)	(0.30)	(0.28)
From net realized gain	—	—	—	—	(0.00)[2]	(0.01)
Total distributions	(0.36)	(0.09)	(0.36)	(0.32)	(0.30)	(0.29)

Net assets value, end of period	$10.46	$10.11	$10.68	$10.07	$10.03	$10.00

Total return	7.10%	(4.55)%[3]	9.79%	3.71%	3.35%	0.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,171,205	$1,490,711	$1,626,461	$1,429,178	$1,250,837	$982,429
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.45%	0.47%[4]	0.45%	0.46%	0.46%	0.51%
Expense waiver	(0.13)%	(0.13)%[4]	(0.13)%	(0.12)%	(0.11)%	(0.07)%
Total expenses after expense waiver	0.32%	0.34%[4]	0.32%	0.34%	0.35%	0.44%
Net investment income	2.40%	2.37%[4]	2.55%	2.96%	2.80%	2.85%
Portfolio turnover rate	16%	6%[3]	24%	16%	28%	20%

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.

[2]	Rounds to less than 0.005.

[3]	Not annualized.

[4]	Annualized.

See accompanying Notes to Financial Statements.

54

ASPIRIANT DEFENSIVE ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Year Ended March 31, 2021	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020	Year Ended February 28, 2019	Year Ended February 28, 2018	Year Ended February 28, 2017
Net asset value, beginning of period	$9.38	$10.23	$10.24	$10.82	$10.29	$9.77

Income from Investment Operations:
Net investment income	0.15	0.00 [2]	0.22	0.21	0.15	0.11
Net realized and unrealized gain (loss) on investments	1.59	(0.85)	0.17	(0.39)	0.61	0.53
Total from investment operations	1.74	(0.85)	0.39	(0.18)	0.76	0.64

Less Distributions:
From net investment income	(0.25)	—	(0.40)	(0.22)	(0.16)	(0.12)
From net realized gain	—	—	—	(0.18)	(0.07)	(0.00)[2]
Total distributions	(0.25)	—	(0.40)	(0.40)	(0.23)	(0.12)

Net assets value, end of period	$10.87	$9.38	$10.23	$10.24	$10.82	$10.29

Total return	18.52%	(8.31)%[3]	3.69%	(1.46)%	7.44%	6.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$1,444,928	$1,217,208	$1,344,079	$1,239,786	$1,123,832	$567,711
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.27%	0.29%[4]	0.27%	0.28%	0.30%	0.35%
Expense waiver	(0.09)%	(0.09)%[4]	(0.09)%	(0.09)%	(0.08)%	(0.07)%
Total expenses after expense waiver	0.18%	0.20%[4]	0.18%	0.19%	0.22%	0.28%
Net investment income	1.36%	0.69%[4]	2.13%	1.88%	1.63%	1.55%
Portfolio turnover rate	4%	3%[3]	10%	29%	37%	16%

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.

[2]	Rounds to less than 0.005.

[3]	Not annualized.

[4]	Annualized.

See accompanying Notes to Financial Statements.

55

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout each period.

	Year Ended March 31, 2021	One Month Period Ended March 31, 2020[1]	Year Ended February 29, 2020	Period Ended February 28, 2019[2]
Net asset value, beginning of period	$10.13	$10.53	$9.99	$10.00

Income from Investment Operations:
Net investment income	0.26	0.03	0.33	0.26
Net realized and unrealized gain (loss) on investments	0.21	(0.35)	0.56	(0.05)
Total from investment operations	0.47	(0.32)	0.89	0.21

Less Distributions:
From net investment income	(0.47)	(0.08)	(0.35)	(0.22)
From net realized gain	(0.07)	—	—	—
Total distributions	(0.54)	(0.08)	(0.35)	(0.22)

Net assets value, end of period	$10.06	$10.13	$10.53	$9.99

Total return	4.58%	(3.06)%[3]	9.02%	2.16%[3]

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$213,549	$276,744	$300,398	$206,356
Ratios (as a percentage of average daily net assets):
Total expenses before expense waiver	0.50%	0.58%[4]	0.51%	0.60%[4]
Expense waiver	(0.24)%	(0.24)%[4]	(0.24)%	(0.24)%[4]
Total expenses after expense waiver	0.26%	0.34%[4]	0.27%	0.36%[4]
Net investment income	2.35%	2.87%[4]	3.33%	3.46%[4]
Portfolio turnover rate	20%	5%[3]	4%	0%[3]

[1]	Effective March 1, 2020, the fiscal year end changed from February 28 to March 31.

[2]	Commenced operations as of the close of business on March 29, 2018.

[3]	Not annualized.

[4]	Annualized.

See accompanying Notes to Financial Statements.

56

ASPIRIANT TRUST

Notes to Financial Statements

March 31, 2021

1.	ORGANIZATION

Aspiriant Trust, which was organized on November 22, 2011, is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company (the “Trust”). The Trust currently consists of the following four diversified portfolios: Aspiriant Risk-Managed Equity Allocation Fund (the “Equity Allocation Fund”), which commenced operations on April 4, 2013, Aspiriant Risk-Managed Municipal Bond Fund (the “Municipal Bond Fund”), which commenced operations on July 1, 2015, Aspiriant Defensive Allocation Fund (the “Defensive Allocation Fund”), which commenced operations on December 14, 2015, and Aspiriant Risk-Managed Taxable Bond Fund (the “Taxable Bond Fund”, together with the Equity Allocation Fund, the Municipal Bond Fund, and the Defensive Allocation Fund, each individually referred to as a “Fund” or collectively, the “Funds”), which commenced operations on March 29, 2018. The Equity Allocation Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date. The Municipal Bond Fund, the Defensive Allocation Fund, and the Taxable Bond Fund have each established, offered and issued only one class of shares. The Funds’ investment objectives are as follows:

The Equity Allocation Fund - The investment objective of the Equity Allocation Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Equity Allocation Fund seeks to achieve its investment goal by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The types of equity securities the Fund will invest in include common stock, preferred stock, and depositary receipts. The Fund also may invest in securities that provide exposure to equity securities (i.e. rights, warrants, and investment company shares). The Fund will hold a broad and diverse group of equity securities of companies in countries with developed and emerging markets. The Fund may invest in companies of any market capitalization. The adviser and sub-advisers generally will consider selling securities when other securities are identified that may result in a better opportunity.

The Municipal Bond Fund - The investment objective of the Municipal Bond Fund is to seek total return on investment through income exempt from regular federal income taxes and through capital appreciation. Under normal circumstances, the Municipal Bond Fund seeks to achieve its investment goal by investing at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam), which may include a focus on the California municipal securities market. The Municipal Bond Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax. The Municipal Bond Fund may invest in bonds of any maturity and duration. The Municipal Bond Fund may invest in securities of other investment companies, including open-end and closed-end funds, exchange-traded funds (“ETFs”) and private funds that invest primarily in securities of the types in which the Municipal Bond Fund may invest directly.

The Defensive Allocation Fund – The investment objective of the Defensive Allocation Fund is to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes. Under normal circumstances, the Defensive Allocation Fund seeks to achieve its investment objective by investing primarily in underlying funds (the “Underlying Funds”) and may, to a limited extent, invest in separately managed accounts (“SMAs”), which are private portfolios of securities for individual accounts. The Fund seeks to provide a return that has lower volatility than traditional asset classes (i.e., public equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures, including investments that focus on a specialized asset class (i.e., long-short strategies).

57

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2021

1.	ORGANIZATION (Continued)

The Defensive Allocation Fund’s exposures may include global equities, global fixed income, market neutral, global macro, managed futures, relative value, long/short equity, long/short debt, merger arbitrage, convertible arbitrage, security arbitrage, managed futures, derivatives and other non-traditional strategies.

The Taxable Bond Fund – The investment objective of the Taxable Bond Fund is to maximize long-term total return. The Fund invests primarily in Underlying Funds and may, to a limited extent, invest in SMAs. To achieve its investment objective, under normal market conditions, the Fund invests through Underlying Funds and SMAs at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds and other fixed income securities. The Fund intends to allocate its assets to Underlying Funds and SMAs that primarily invest in various types of bonds and other securities, typically government and agency bonds, corporate bonds, notes, mortgage-related and asset-backed securities, collateralized debt obligations, zero coupon bonds, bank loans, money market instruments, repurchase agreements, swaps, futures, options, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating. The Underlying Funds and SMAs may invest in the U.S. and abroad, including international and emerging markets, and may purchase securities of any credit rating and varying maturities issued by domestic and foreign corporations, entities and governments.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Board of Trustees (“Trustees”) of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(a)	Securities Valuations

Securities are valued at market value as of the regularly scheduled close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities including listed issues, are valued by using an evaluated mean price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices.

In the case of certain foreign securities, the local exchange close occurs at various times before the close of the NYSE. Therefore, foreign securities traded in countries outside the U.S. are fair valued by utilizing the fair value factors provided by an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local close prices using factors such as subsequent movement and changes in the prices of

58

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2021

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(a)	Securities Valuations (Continued)

indices, securities and exchange rates in other markets in determining fair value as of the time each Fund calculates its net asset value (“NAV”). Foreign currency exchange rates are generally determined at the close of the NYSE.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV.

The investments in private funds, that are not publicly traded, such as limited partnerships, limited liability companies and exempted companies, are typically valued using NAV as a practical expedient, as reported by the private funds’ managers and their agents, when the NAV is calculated in a manner consistent with measurement principles in FASB ASC Topic 946 for investment companies. Such values are calculated according to the valuation policies of the particular private fund. Investments in private funds are subject to the terms of the private funds’ offering documents. Valuations of the private funds may be subject to estimates and are net of management, performance incentive fees or allocations payable to the private funds’ managers as required by the private funds’ offering documents.

The Board oversees the Trust’s Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

(b)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

●

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The Trust measures the fair value of its investments in private funds that do not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.

59

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2021

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the inputs used, as of March 31, 2021, in valuing the Equity Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Common Stock
Australia	$—	$34,345	$—	$—	$34,345
Belgium	—	2,097,035	—	—	2,097,035
Bermuda	6,796,224	1,640,380	—	—	8,436,604
Canada	3,922,110	—	—	—	3,922,110
Cayman Islands	11,905,425	8,209,272	—	—	20,114,697
Chile	359,450	—	—	—	359,450
China	503,249	5,859,099	—	—	6,362,348
Denmark	2,387,207	4,480,111	—	—	6,867,318
Finland	—	1,127,684	—	—	1,127,684
France	—	10,497,775	—	—	10,497,775
Germany	—	1,825,576	—	—	1,825,576
Guernsey	3,107,715	—	—	—	3,107,715
Hong Kong	28,497	9,721,342	—	—	9,749,839
India	2,642,682	—	—	—	2,642,682
Ireland	5,291,410	1,781,851	—	—	7,073,261
Israel	2,110,179	—	—	—	2,110,179
Japan	1,734,623	27,859,958	—	—	29,594,581
Luxembourg	—	1,501,689	—	—	1,501,689
Netherlands	639,281	7,673,354	—	—	8,312,635
New Zealand	—	547,964	—	—	547,964
Norway	—	200,043	—	—	200,043
Philippines	136,974	—	—	—	136,974
Singapore	524,803	2,428,508	—	—	2,953,311
South Korea	924,503	—	—	—	924,503
Spain	—	2,253,943	—	—	2,253,943
Sweden	—	2,325,028	—	—	2,325,028
Switzerland	3,673,306	15,811,319	—	—	19,484,625
Taiwan	14,711,610	1,891,825	—	—	16,603,435
United Kingdom	—	5,913,786	—	—	5,913,786
United States	223,926,097	—	—	—	223,926,097
Exchange-Traded Fund	146,861,527	—	—	—	146,861,527
Open-End Mutual Funds	765,508,039	—	—	—	765,508,039

60

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2021

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Preferred Stock
Germany	$—	$131,459	$—	$—	$131,459
Private Funds	—	—	—	207,796,803	207,796,803
Short-Term Investments	101,874,245	9,828,462	—	—	111,702,707
Total Investments	$1,299,569,156	$125,641,808	$—	$207,796,803	$1,633,007,767

There were no transfers into or out of level 3 for the Equity Allocation Fund during the year ended March 31, 2021.

Certain investments valued using the NAV as a practical expedient in which the Equity Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Equity Allocation Fund and their attributes as of March 31, 2021:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period	Redemption Terms
Private Funds - Long/Short Equity (a)	$157,721,803	N/A	Indefinite	Bi-monthly - Monthly	3 Business Days – 2 Months	N/A
Risk Parity (b)	50,075,000	N/A	Indefinite	Monthly	1 Month	N/A
	$207,796,803	N/A

(a)	This category includes funds that employ long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempt to achieve capital appreciation.

(b)

This category includes the funds that hold a diversified portfolio with approximately equal risk allocations across equities, developed market sovereign bonds, credit (e.g., corporate and emerging country debt) and inflation hedges (e.g., commodities and inflation linked sovereign debt), and some relative value positions to drive outperformance or fund alpha.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Equity Allocation Fund’s net assets as of March 31, 2021:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
RIEF Strategic Partners Fund LLC	8.2%	Long/Short Equity	The net asset value will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

61

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2021

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the inputs used, as of March 31, 2021, in valuing the Municipal Bond Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Municipal Bonds	$—	$931,443,899	$—	$—	$931,443,899
Common Stock	868,302	—	—	—	868,302
Closed-End Mutual Funds	8,909,798	—	—	—	8,909,798
Open-End Mutual Fund	13,744,015	—	—	—	13,744,015
Private Funds	—	—	—	160,710,400	160,710,400
Short-Term Investment	46,874,530	—	—	—	46,874,530
Total Investments	$70,396,645	$931,443,899	$—	$160,710,400	$1,162,550,944

There were no transfers into or out of level 3 for the Municipal Bond Fund during the year ended March 31, 2021.

Certain investments valued using the NAV as a practical expedient in which the Municipal Bond Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Municipal Bond Fund and their attributes as of March 31, 2021:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Days)	Redemption Terms
Private Funds - Fixed Income Relative-Value (a)	$160,710,400	N/A	Indefinite	Monthly - Quarterly	30 - 65	N/A - 25% investor level gate, if redemptions exceed 25% of total fund’s assets
	$160,710,400	N/A

(a)	This category includes funds that apply both a top-down overlay and bottom-up credit research in the construction of U.S. tax exempt and taxable portfolios.

62

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2021

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Municipal Bond Fund’s net assets as of March 31, 2021:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
MacKay Municipal Opportunities Fund, LP	11.4%	Fixed Income Relative-Value	The net asset value will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Monthly	N/A

The following is a summary of the inputs used, as of March 31, 2021, in valuing the Defensive Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investment:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Open-End Mutual Funds:
Alternative Diversifiers	$97,131,173	$—	$—	$—	$97,131,173
Core/Alternative Diversifiers	758,403,459	—	—	—	758,403,459
Exchange-Traded Fund:
Real Asset	180,468,569	—	—	—	180,468,569
Private Funds:
Alternative Diversifiers	—	—	—	169,831,930	169,831,930
Core Diversifier	—	—	—	147,765,925	147,765,925
Short-Term Investment	73,164,463	—	—	—	73,164,463
Total Investments	$1,109,167,664	$—	$—	$317,597,855	$1,426,765,519

There were no transfers into or out of level 3 for the Defensive Allocation Bond Fund during the year ended March 31, 2021.

63

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2021

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

Certain investments valued using the NAV as a practical expedient in which the Defensive Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Defensive Allocation Fund and their attributes as of March 31, 2021:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period	Redemption Terms
Private Funds –
Merger Arbitrage (a)	$120,995,584	N/A	Indefinite	Daily	3 business days	N/A

Multi-Strategy (b)	48,836,346	$58,290,200	Indefinite	Quarterly-Semi-annual	60-90 calendar days

1) 0%-20% fund-level gate.

2) 5%-12.5% investor-level gate per cycle.

3) Commitment lock-up of the earlier of (a) July 1, 2022 or (b) the date that is six months after the call date on which the commitment is fully drawn.

Risk Parity (c)	147,765,925	N/A	Indefinite	Monthly	5-10 business days	N/A
	$317,597,855	$58,290,200

(a)

This category includes the funds that primarily focus on definitive merger arbitrage opportunities and aim to capture idiosyncratic spread returns by investing in securities of, and financial instruments relating to, companies subject to publicly announced mergers and acquisitions.

(b)

This category includes the funds that intend to deliver consistently positive returns regardless of the directional movement in equity, interest rates or currency markets by engaging in a variety of investment strategies.

(c)

This category includes the funds that hold a globally diversified portfolio with approximately equal risk allocations across equities, developed market sovereign bonds, credit (e.g., corporate and emerging country debt) and inflation hedges (e.g., commodities and inflation linked sovereign debt), and some relative value positions to drive outperformance or fund alpha.

64

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2021

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(b)	Fair Value Measurements and Disclosures (Continued)

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Defensive Allocation Fund’s net assets as of March 31, 2021:

Private Funds	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
Water Island Merger Arbitrage Institutional Commingled Fund, LP – Class A	8.4%	Merger Arbitrage	The net asset value will be the value of all assets of the fund less all of the liabilities of the fund.	Daily	N/A
All Weather Portfolio Limited	10.2%	Risk Parity	The net asset value will be the value of all assets of the fund less all of the liabilities of the fund.	Monthly	N/A

The following is a summary of the inputs used, as of March 31, 2021, in valuing the Taxable Bond Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Open-End Mutual Funds:
Core	$188,403,730	$—	$—	$188,403,730
Opportunistic	18,302,804	—	—	18,302,804
Short-Term Investment	6,926,395	—	—	6,926,395
Total Investments	$213,632,929	$—	$—	$213,632,929

There were no transfers into or out of level 3 for the Taxable Bond Fund during the year ended March 31, 2021.

(c)	Security Transactions and Related Investment Income

Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method. Dividend income and distributions to shareholders are recorded on ex-dividend dates. Distributions from underlying investment companies are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution. Realized gains and losses on investments and unrealized appreciation and depreciation of investments are reported on the identified cost basis, which is also used for income tax purposes.

(d)	Foreign Currency and Risk

i.	Assets and liabilities — at the closing rate of exchange as of 4:00 p.m. Eastern time on March 31, 2021.

ii.

Purchases and sales of investment securities, income and expenses are recorded at the rate of exchange prevailing on the respective dates of such transactions (or the average rate if significant rate fluctuations have not occurred).

65

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2021

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(d)	Foreign Currency and Risk (Continued)

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included within the net realized and unrealized gain (loss) on investments on the Statement of Operations.

Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rate.

Foreign investments present additional risks due to currency fluctuations, economic and political factors, government regulations, differences in accounting standards and other factors. Investments in emerging markets involve even greater risks.

(e)	Securities Lending

The Funds may participate in a securities lending program, providing portfolio securities to brokers, dealers, and financial institutions. When the Funds participate in securities lending they will be entitled to payments equal to the interest and dividends on the loaned securities and may receive a premium for lending the securities. As collateral, the Funds receive cash (“Cash Collateral”) or securities, such as various government securities or common stocks listed on certain indices (“Non-Cash Collateral”) in return for the securities and records a corresponding payable for collateral due to the respective broker. The amount of collateral received is maintained at a minimum level of 102% of the prior day’s market value on securities loaned. Investment transactions, including securities on loan and the related collateral, are recorded on a trade date basis. Cash collateral is reinvested in money market funds and, with other entities participating in the securities lending program, in short term securities including overnight repurchase agreements, time deposits, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates). The valuation of collateral is discussed in “Securities Valuations” in Note 2 of the Notes to the Financial Statements. When the Funds lend their portfolio securities, they are subject to the risk that they may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Funds may lose certain investment opportunities. The Funds also are subject to the risks associated with the investments received as collateral from the borrower.

For the year ended March 31, 2021, the Municipal Bond Fund, Defensive Allocation Fund and Taxable Bond Fund had not participated in a securities lending program. The Equity Allocation Fund’s securities on loan were appropriately collateralized at March 31, 2021. Cash Collateral received as part of the Equity Allocation Fund’s securities lending program was invested in the following securities as of March 31, 2021:

Description	PAR	Value
Repurchase Agreement with Natixis, New York, 0.00%, 04/1/2021*#	$4,428,462	$4,428,462
Time Deposit with National Bank of Canada, 0.14%, 04/7/2021*	2,000,000	2,000,000
Repurchase Agreement with Virtu Americas, LLC, 0.33%, 04/7/2021*#	1,000,000	1,000,000
Funding Agreement with United of Omaha Life Insurance, 0.28%, 04/30/2021*	500,000	500,000

66

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2021

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(e)	Securities Lending (Continued)

Description	PAR	Value
Time Deposit with Australia, New Zealand, London, 0.07%, 04/1/2021*	$400,000	$400,000
Time Deposit with Bred Banque Populaire, 0.08%, 04/1/2021*	400,000	400,000
Time Deposit with Landesbank Baden-Wurttemberg, London, 0.09%, 04/1/2021*	400,000	400,000
Time Deposit with Rabobank, Netherlands, 0.06%, 04/1/2021*	400,000	400,000
Time Deposit with Royal Bank of Canada, London, 0.06%, 04/1/2021*	300,000	300,000
Money Market Fund with RBC, 0.07%, 04/1/2021*	250,000	250,000
Money Market Fund with Alliance Bernstein, 0.01%, 04/1/2021*	100,000	100,000
Total	$10,178,462	$10,178,462

*	The rate shown is the annualized 7-day yield as of March 31, 2021.

#	The repurchase agreements are collateralized by various fixed income U.S. Treasury Securities and Equities in the amount of $5,628,154.

As of March 31, 2021, the Equity Allocation Fund held Non-Cash Collateral in the amount of $15,275,971 which consisted of U.S. Treasury Securities.

The Equity Allocation Fund pays a portion of net revenue from securities lending to JPMorgan Chase Bank, N.A. (“JPM”) for its services as the securities lending agent. The securities lending income as shown in the Statement of Operations is net of these expenses. For the year ended March 31, 2021, the Equity Allocation Fund paid $32,675 to JPM from securities lending revenue.

(f)	Distributions to Shareholders

The Municipal Bond Fund and Taxable Bond Fund intend to pay dividends from net investment income at least quarterly. The Equity Allocation Fund and Defensive Allocation Fund intend to pay dividends from net investment income at least annually. The Funds intend to distribute all or substantially all of their net realized capital gains (reduced by available capital loss carryforwards from prior years) at least annually. Distributions are recorded on the ex-dividend date. The Funds distinguish between distributions on a tax basis and a financial reporting basis. U.S. GAAP requires that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. The final determination of tax characteristics of each individual Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

(g)	Amortization

Discounts on securities purchased are amortized over the life of the respective securities. Premiums on securities purchased are amortized over the life of the respective security, unless the security has a non-contingent call feature, in which case the premium is amortized to the earliest call date.

67

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2021

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

(h)	Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires the Funds to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. The Funds believe that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

(i)	Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

(j)	Federal Income Taxes

Each Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing each Fund’s tax return to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years for all major jurisdictions, which the Funds consider to be its federal income tax filings. The open tax years include the current year plus the prior three tax years, or all years if the Funds have been in existence for less than three years. As of and during the year ended March 31, 2021, the Funds did not record a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

(a)	Investment Advisory Fees

The Adviser provides investment advisory services to the Funds pursuant to the terms of an investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust. In consideration for such services the Funds will pay the Adviser a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears. Pursuant to an administrative services agreement (the “Administration Agreement”) with the Trust, the Adviser is entitled to a fee based on the average daily net assets, computed and accrued daily and paid monthly in arrears, for providing administrative services to the Funds that include the selection

68

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2021

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

(a)	Investment Advisory Fees (Continued)

and monitoring of investment sub-advisers, negotiation of investment sub-advisory agreements, data gathering regarding investments, liaison with outside service providers such as the administrator, transfer agent, custodian, auditors and accountants, creation of investor communications, and other such activities.

Equity Allocation Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.24% of the Equity Allocation Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.24% to 0.16% through June 30, 2021. The advisory fee waiver is not subject to recoupment. During the year ended March 31, 2021, the Adviser waived $1,094,240 of its advisory fee for the Equity Allocation Fund.

Under the Administration Agreement, the Equity Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has contractually agreed to waive expenses at a rate of 0.06% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.04% of average daily net assets. The administrative services waiver is not subject to recoupment. For the year ended March 31, 2021, the Adviser waived $820,746 under the Administration Agreement.

Municipal Bond Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.27% of the Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.27% to 0.21% through June 30, 2021. The advisory fee waiver is not subject to recoupment. For the year ended March 31, 2021, the Adviser waived $839,133 of its advisory fee for the Municipal Bond Fund.

Under the Administration Agreement, the Municipal Bond Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has contractually agreed to waive expenses at a rate of 0.07% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.03% of average daily net assets. The administrative services waiver is not subject to recoupment. For the year ended March 31, 2021, the Adviser waived $978,990 under the Administration Agreement.

Defensive Allocation Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.10% of the Defensive Allocation Fund’s average daily net assets.

Under the Administration Agreement, the Defensive Allocation Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has contractually agreed to waive expenses at a rate of 0.09% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.01% of average daily net assets. The administrative services waiver is not subject to recoupment. For the year ended March 31, 2021, the Adviser waived $1,227,062 under the Administration Agreement.

Taxable Bond Fund – For the advisory services it provides pursuant to the Advisory Agreement, the Adviser is entitled to a fee calculated at an annual rate of 0.25% of the Taxable Bond Fund’s average daily net assets. The Adviser has contractually agreed, however, to waive its advisory fee from 0.25% to 0.08% through June 30, 2021. The advisory fee waiver is not subject to recoupment. During the year ended March 31, 2021, the Adviser waived $455,428 of its advisory fee for the Taxable Bond Fund.

69

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2021

3.	INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

(a)	Investment Advisory Fees (Continued)

Under the Administration Agreement, the Taxable Bond Fund agreed to pay the Adviser at an annual rate of 0.10% of average daily net assets. The Adviser has contractually agreed to waive expenses at a rate of 0.07% of average daily net assets such that the Fund was incurring a net administrative services fee at an annual rate of 0.03% of average daily net assets. The administrative services waiver is not subject to recoupment. For the year ended March 31, 2021, the Adviser waived $187,529 under the Administration Agreement.

(b)	Sub-Advisory Fees

Aperio Group, LLC serves as a sub-adviser of the Equity Allocation Fund. Prior to June 10, 2020, Acadian Asset Management LLC served as a sub-adviser to the Equity Allocation Fund. Effective June 4, 2020, Wellington Management Company LLP began serving as a sub-adviser for the Equity Allocation Fund. Nuveen Asset Management, LLC and Wells Capital Management Inc. serve as the sub-advisers of the Municipal Bond Fund. The Adviser pays a portion of its advisory fee to the sub-advisers for sub-advisory services they provide to the Funds.

(c)	Custodian Fees

JPM serves as custodian of the Trust’s assets and is responsible for maintaining custody of the Funds’ cash and investments and retaining sub-custodians, including in connection with the custody of foreign securities. Cash held by the custodian, the amount of which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits.

(d)	Fund Accounting Fees

JPM also serves as the Trust’s fund accounting agent.

(e)	Administration Fees

UMB Fund Services, Inc. (“UMBFS”) serves as the Trust’s administrator and provides various administrative services necessary for the operations of the Trust including facilitating general Fund management; supervising the maintenance of each individual Fund’s general ledger, the preparation of the Funds’ financial statements, the payment of dividends and other distributions to shareholders; and preparing specified financial, tax, and other reports.

(f)	Transfer Agent Fees

UMBFS also serves as a Trust’s Transfer Agent and dividend disbursing agent.

(g)	Trustees’ Fees

Certain Trustees and officers of the Trust are officers of the Adviser. Each Trustee receives an annual retainer of $60,000, as well as $2,000 for each telephonic meeting that he or she attends, plus reimbursement of related expenses. The Chair of the Audit Committee is paid an additional $7,500 per year. Each Trustee who is a member of the Valuation Committee is paid an additional $2,000 per year.

70

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2021

4.	INVESTMENT TRANSACTIONS

For the year ended March 31, 2021, cost of purchases and proceeds from sales and dispositions of portfolio securities, other than short-term investments, were as follows:

	Other than U.S. Government Securities		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
Equity Allocation Fund	$968,982,894	$562,515,438	$—	$—
Municipal Bond Fund	20,483,867	302,127,659	192,110,052	321,194,263
Defensive Allocation Fund	161,403,542	44,643,172	—	—
Taxable Bond Fund	51,542,868	119,099,925	—	—

5.	FEDERAL TAX INFORMATION

At March 31, 2021, the cost of investments on a tax basis and gross unrealized appreciation/(depreciation) on investments for federal income tax purposes were as follows:

	Equity Allocation Fund	Municipal Bond Fund	Defensive Allocation Fund	Taxable Bond Fund
Cost of investments	$1,349,405,779	$1,097,058,712	$1,350,930,515	$212,359,970

Gross unrealized appreciation	$287,644,672	$70,303,293	$98,246,441	$3,599,308
Gross unrealized depreciation	(4,042,684)	(4,811,061)	(22,411,437)	(2,326,349)

Net unrealized appreciation/(depreciation) on investments	$283,601,988	$65,492,232	$75,835,004	$1,272,959

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on investment transactions.

For U.S. GAAP purposes the Funds changed their year-end from February 28 to March 31, effective March 31, 2020. For tax purposes, the Funds did not change their fiscal year. U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the fiscal tax year ended February 28, 2021, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings/(losses) as follows:

	Increase/(Decrease)
	Paid-In Capital	Total Distributable Earnings/(Losses)
Equity Allocation Fund	$(2,515)	$2,515
Municipal Bond Fund	252,674	(252,674)
Defensive Allocation Fund	—	—
Taxable Bond Fund	—	—

71

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2021

5.	FEDERAL TAX INFORMATION (Continued)

As of February 28, 2021, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Equity Allocation Fund	Municipal Bond Fund	Defensive Allocation Fund	Taxable Bond Fund
Undistributed ordinary income	$11,096,733	$—	$19,000,675	$129,461
Undistributed tax-exempt income	—	5,181,107	—	—
Undistributed long-term capital gains	—	5,659,751	—	4,449,584
Tax Accumulated earnings	11,096,733	10,840,858	19,000,675	4,579,045
Accumulated capital and other losses	(9,133,372)	—	(26,924,970)	—
Unrealized appreciation/(depreciation) on investments	241,323,516	63,078,198	68,871,254	3,572,851
Unrealized depreciation on foreign currency	(97,587)	—	—	—
Total distributable earnings/(losses)	$243,189,290	$73,919,056	$60,946,959	$8,151,896

The tax character of the distributions paid by the Equity Allocation Fund during the years ended February 28, 2021 and February 29, 2020, is as follows:

	Year Ended February 28, 2021	Year Ended February 29, 2020
Distributions paid from:
Ordinary Income	$10,954,504	$26,934,025
Net long-term capital gains	13,993,777	30,243,600
Total taxable distributions	24,948,281	57,177,625
Total distributions paid	$24,948,281	$57,177,625

72

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2021

5.	FEDERAL TAX INFORMATION (Continued)

The tax character of the distributions paid by the Municipal Bond Fund during the years ended February 28, 2021 and February 29, 2020, is as follows:

	Year Ended February 28, 2021	Year Ended February 29, 2020
Distributions paid from:
Ordinary Income	$666,848	$—
Net long-term capital gains	8,195	—
Total taxable distributions	675,043	—
Tax-exempt dividends	48,882,922	52,274,438
Total distributions paid	$49,557,965	$52,274,438

The tax character of the distributions paid by the Defensive Allocation Fund during the years ended February 28, 2021 and February 29, 2020, is as follows:

	Year Ended February 28, 2021	Year Ended February 29, 2020
Distributions paid from:
Ordinary Income	$31,640,932	$51,465,241
Net long-term capital gains	—	—
Total taxable distributions	31,640,932	51,465,241
Total distributions paid	$31,640,932	$51,465,241

The tax character of the distributions paid by the Taxable Bond Fund during the years ended February 28, 2021 and February 29, 2020, is as follows:

	Year Ended February 28, 2021	Year Ended February 29, 2020
Distributions paid from:
Ordinary Income	$11,842,248	$8,508,325
Net long-term capital gains	1,289,845	—
Total taxable distributions	13,132,093	8,508,325
Total distributions paid	$13,132,093	$8,508,325

Losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first day of the Fund’s next taxable year, if so elected. As of February 28, 2021, the Equity Allocation Fund had $9,079,556, of post-October capital losses which will be deferred until March 1, 2021 for tax purposes.

As of February 28, 2021, the Municipal Bond Fund utilized $5,110,767 of capital loss carryforwards to offset current year capital gains.

73

ASPIRIANT TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

March 31, 2021

5.	FEDERAL TAX INFORMATION (Continued)

As of February 28, 2021, the following Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

	Not Subject to Expiration
	Short-Term	Long-Term
Defensive Allocation Fund	$13,223,621	$13,701,349

6.	OTHER FUND MATTERS

On September 26, 2019, the Board of Trustees of Aspiriant Trust approved the proposed reorganization of Defensive Allocation Fund into a newly created closed-end fund also called Aspiriant Defensive Allocation Fund (the “Acquiring Fund”) that will operate as an interval fund. The purpose of the reorganization is to give shareholders the opportunity to pursue the same basic investment strategy while investing in a fund that can take increased advantage of less liquid investment opportunities such as hedge funds and private funds. Defensive Allocation Fund and the Acquiring Fund have the same investment objective and substantially similar principal investment strategies. The proposed reorganization is expected to be a tax-free transaction for federal income tax purposes and is subject to certain conditions including approval by shareholders of the Fund. If approved by shareholders, the reorganization is expected to occur during the first half of 2022.

7.	RECENT MARKET DEVELOPMENTS

Certain impacts to public health conditions particular to the coronavirus (COVID-19) may have a significant negative impact on the operations and profitability of the Funds’ investments. The extent of the impact to the financial performance of the Funds will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

8.	SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements, except for the events listed below.

74

ASPIRIANT TRUST

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Aspiriant Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Aspiriant Trust comprising the Aspiriant Risk-Managed Equity Allocation Fund, Aspiriant Risk-Managed Municipal Bond Fund, Aspiriant Defensive Allocation Fund, and Aspiriant Risk-Managed Taxable Bond Fund (collectively, the “Funds”), including the schedules of investments, as of March 31, 2021, the related statements of operations, changes in net assets, and the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of March 31, 2021, and the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Included in the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Aspiriant Risk-Managed Equity Allocation Fund	For the year ended March 31, 2021	For the year ended March 31, 2021, the one-month period ended March 31, 2020, and the year ended February 29, 2020	For the year ended March 31, 2021, the one-month period ended March 31, 2020, the year ended February 29, 2020, and the three years in the period ended February 28, 2019
Aspiriant Risk-Managed Municipal Bond Fund	For the year ended March 31, 2021	For the year ended March 31, 2021, the one-month period ended March 31, 2020, and the year ended February 29, 2020	For the year ended March 31, 2021, the one-month period ended March 31, 2020, the year ended February 29, 2020, and the three years in the period ended February 28, 2019
Aspiriant Defensive Allocation Fund	For the year ended March 31, 2021	For the year ended March 31, 2021, the one-month period ended March 31, 2020, and the year ended February 29, 2020	For the year ended March 31, 2021, the one-month period ended March 31, 2020, the year ended February 29, 2020, and the three years in the period ended February 28, 2019
Aspiriant Risk-Managed Taxable Bond Fund	For the year ended March 31, 2021	For the year ended March 31, 2021, the one-month period ended March 31, 2020, and the year ended February 29, 2020

For the year ended March 31, 2021, the one-month period ended March 31, 2020, the year ended February 29, 2020, and for the period from March 29, 2018 (commencement of operations) through February 28, 2019

75

ASPIRIANT TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Milwaukee, WI
May 27, 2021

We have served as the auditor of one or more Aspiriant investment companies since 2012.

76

ASPIRIANT TRUST

Other Information

March 31, 2021 (Unaudited)

QUALIFIED DIVIDEND INCOME

Pursuant to Section 854 of the Internal Revenue Code of 1986, the Equity Allocation Fund, Municipal Bond Fund, Defensive Allocation Fund, and Taxable Bond Fund designate income dividends of 100%, 0%, 22.27% and 0%, respectively, as qualified dividend income paid during the period ended February 28, 2021.

CORPORATE DIVIDENDS RECEIVED DEDUCTION

As of February 28, 2021, dividends paid by the Equity Allocation Fund, Municipal Bond Fund, Defensive Allocation Fund, and Taxable Bond Fund which are not designated as capital gain distributions, should be multiplied by 56.59%, 0%, 3.43% and 0%, respectively, to arrive at the amount eligible for the corporate dividend received deduction.

LONG-TERM CAPITAL GAINS DESIGNATION

Pursuant to IRC 852 (b)(3) of the Internal Revenue Code, the Equity Allocation Fund and Taxable Bond Fund hereby designates $13,993,777 and $1,289,845, respectively, as long-term capital gains distributed during the year ended February 28, 2021.

TAX-EXEMPT INCOME DESIGNATION

For Federal income tax purposes, the Municipal Bond Fund designates tax-exempt dividends of $48,882,922, or the amount determined to be necessary, for the period ended February 28, 2021.

PROXY VOTING POLICIES AND PROCEDURES

For a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please call 1-877-997-9971 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov as well as the Funds’ website at www.aspiriantfunds.com.

Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, upon request, by calling 1-877-997-9971 or by accessing the website of the U.S. Securities and Exchange Commission.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

STATEMENT REGARDING THE FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted a liquidity risk management program. The program’s principal objectives are to support each Fund’s compliance with limits on investments in illiquid assets and to mitigate the risk that a Fund is unable to meet its redemption obligations timely. During the period covered by the report, the program supported the Fund’s ability to honor redemption requests timely and the Adviser’s management of each Fund’s liquidity profile, including during any periods of market volatility and net redemptions. In this regard, the program includes a number of elements that support the management or assessment of liquidity risk, including an assessment of factors that influence a Fund’s liquidity and the periodic classification and re-classification of a Fund’s investments into groupings that reflect an assessment of their relative liquidity under current market conditions. There can be no assurance that the program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

77

ASPIRIANT TRUST

Other Information (Continued)

March 31, 2021 (Unaudited)

APPROVAL OF NEW SUB-ADVISORY AGREEMENT WITH APERIO GROUP, LLC FOR ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

On February 1, 2021, the parent company of Aperio Group, LLC (“Aperio”), a sub-adviser to the Aspiriant Risk-Managed Equity Allocation Fund (the “Fund”), concluded a transaction with BlackRock, Inc. (“BlackRock”) pursuant to which Aperio became an indirect wholly owned subsidiary of BlackRock. The transaction constituted a change of control of Aperio under the Investment Company Act of 1940 (the “1940 Act”) and resulted in the assignment and automatic termination of the investment sub-advisory agreement dated October 3, 2018, pursuant to which Aperio served as sub-adviser to the Fund (the “Prior Sub-Advisory Agreement”).

At a special meeting held on January 28, 2021 (the “Meeting”), the Board, including its members who are not “interested persons” of the Trust as defined by the 1940 Act (the “Independent Trustees”), approved a new investment sub-advisory agreement between the Adviser and Aperio (the “New Sub-Advisory Agreement”) pursuant to which Aperio continues to serve as sub-adviser to the Fund under the same terms as the Prior Sub-Advisory Agreement, including the rate of compensation.

At the Meeting, the Board considered the approval of the New Sub-Advisory Agreement, noting that it had considered and approved the annual renewal of the Prior Sub-Advisory Agreement at its April 2020 meeting. At that time, it had been provided information about, among other things, Aperio’s business, services, and compensation. On an ongoing basis, the Board considers information and analysis provided by the Adviser and Aperio regarding Aperio’s sub-advisory services to the Fund. At the Meeting, the Board also discussed new and updated information about Aperio and the transaction. Representatives of Aperio and BlackRock provided an overview of the transaction and reviewed the materials provided in advance of the Meeting. The Board considered all factors that it deemed to be relevant. In its deliberations, the Board did not identify any single factor that was paramount or controlling and individual Trustees may have attributed different weights to various factors. Certain factors considered by the Board are addressed in more detail below.

Nature, Extent, and Quality of Services

In considering the nature, extent and quality of the services provided by Aperio, the Board considered its review at the April 2020 meeting of, among other things, Aperio’s personnel, experience, and compliance program, as well as updated information provided for the Meeting. The Board considered the background and experience of Aperio’s senior management and the qualifications, backgrounds, and responsibilities of the portfolio managers responsible for the day-to-day management of the Fund. The Board also considered information pertaining to Aperio’s organizational structure, investment operations, and other relevant information, including information relating to its financial condition to determine whether adequate resources were available to continue to provide a high level of service to the Fund. The Board considered the anticipated effects on Aperio of the transaction with BlackRock. The Board noted that the transaction is expected to provide Aperio with the support of BlackRock’s global investment resources and capabilities as well as further investment in Aperio’s investment management and client service capabilities. The Board further noted that certain corporate functions at Aperio, including human resources, legal, and compliance, are expected to be integrated into the corresponding BlackRock functions, but that Aperio’s services to the Fund are not expected to be affected by the transaction. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services provided to the Fund by Aperio.

78

ASPIRIANT TRUST

Other Information (Continued)

March 31, 2021 (Unaudited)

Performance

The Board considered information regarding the performance of the Fund for various periods, as well as peer group and benchmark comparative performance. The Board also reviewed information regarding the portion of the Fund managed by Aperio. The Board concluded that, within the context of its full deliberations, it was satisfied with the performance of the Fund generally and the portion of the Fund managed by Aperio.

Cost of Services and Profitability

In considering whether the sub-advisory fee payable with respect to the Fund was reasonable, the Board reviewed the sub-advisory fee paid by the Adviser to Aperio, the costs and other expenses incurred by Aperio in providing sub-advisory services to the Fund, and Aperio’s profitability analysis with respect to the Fund. The Board also reviewed the fee charged by Aperio to comparable accounts. Recognizing the difficulty in evaluating an investment adviser’s profitability with respect to the funds it manages in the context of an adviser with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board determined that the level of profitability was within the range the Board considered reasonable. The Board noted that the proposed fee under the New Sub-Advisory Agreement is the same as the fee under the Prior Sub-Advisory Agreement. The Board concluded that the fee is fair and reasonable in light of the services that the Fund receives.

Economies of Scale

The Board considered the potential for economies of scale, noting that Aperio’s fee schedule includes breakpoints, which had recently been reduced, and that the Adviser had been decreasing its fee over time, and currently is contractually waiving a portion of its fee, with respect to the Fund, thereby reducing the amount that it retains after paying Aperio and the Fund’s other sub-advisers. The Board concluded that the Fund’s shareholders were benefitting from any economies of scale with respect to the Fund.

Ancillary Benefits

The Board noted the benefits received by Aperio as a result of its relationship with the Fund (other than the sub-advisory fee), including the intangible benefits of its association with the Fund generally and any favorable publicity arising in connection with the Fund’s performance.

Conclusion

Based on its deliberations and evaluation of the information described above, the Board, including the Independent Trustees, concluded that the terms of the New Sub-Advisory Agreement, including the fee, are fair and reasonable in light of the services that Aperio provides to the Fund and approved the New Sub-Advisory Agreement.

79

ASPIRIANT TRUST

Expense Examples

March 31, 2021 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other expenses of each Fund. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of each Fund or an asset-based management fee. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 to March 31, 2021.

ACTUAL EXPENSES

The first line of the following table under each Fund’s name titled “Actual” provides information about actual account value and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table under each Fund’s name titled “Hypothetical” provides information about hypothetical account value and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in each Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

Equity Allocation Fund	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio(1)	Expense Paid During the Period from October 1, 2020 to March 31, 2021(1)
Actual	$ 1,000.00	$ 1,125.50	0.27%	$ 1.44
Hypothetical	$ 1,000.00	$ 1,023.64	0.27%	$ 1.37

80

ASPIRIANT TRUST

EXPENSE EXAMPLES (Continued)

March 31, 2021 (Unaudited)

Municipal Bond Fund	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio(1)	Expense Paid During the Period from October 1, 2020 to March 31, 2021(1)
Actual	$ 1,000.00	$ 1,029.10	0.33%	$ 1.65
Hypothetical	$ 1,000.00	$ 1,023.38	0.33%	$ 1.64

Defensive Allocation Fund	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio(1)	Expense Paid During the Period from October 1, 2020 to March 31, 2021(1)
Actual	$ 1,000.00	$ 1,065.90	0.18%	$ 0.91
Hypothetical	$ 1,000.00	$ 1,024.12	0.18%	$ 0.89

Taxable Bond Fund	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Annualized Expense Ratio(1)	Expense Paid During the Period from October 1, 2020 to March 31, 2021(1)
Actual	$ 1,000.00	$ 992.30	0.27%	$ 1.34
Hypothetical	$ 1,000.00	$ 1,023.65	0.27%	$ 1.36

(1)

Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 182/365 (to reflect the half-year period).

81

ASPIRIANT TRUST

Trustees and Officers

March 31, 2021 (Unaudited)

Set forth below are the names, ages, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer of the Trust. The business address of each Trustee and officer is 11100 Santa Monica Blvd, Suite 600, Los Angeles, CA 90025.

Independent Trustees
Name and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Michael D. LeRoy Age 73	Trustee	Indefinite; since 2012	Principal, Crown Capital Advisors LLC (2000-present)	4	Member Board of Directors and Chairman of the Board, The Rockport Company, LLC (2017-2019)
Robert D. Taylor Age 59	Trustee	Indefinite; since 2012	Partner, Centinela Capital Partners, LLC (2006-present)	4	None
Robert M. Wagman Age 69	Trustee/Chairman	Indefinite; since 2013	Retired (2015-present); Managing Director of Investment Management Services, Aspiriant, LLC (2013-2015)	4	None

The Statement of Additional Information (SAI) includes additional information about the Funds’ Trustees and is available, without charge, upon request by calling toll-free 1-877-997-9971.

82

ASPIRIANT TRUST

TRUSTEES AND OFFICERS (Continued)

March 31, 2021 (Unaudited)

Officers
Name and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served	Principal Occupations During Past Five Years
Robert J. Francais Age 55	President	Indefinite; since 2013	Chief Executive Officer, Aspiriant, LLC (2010-present), Chief Operating Officer, Aspiriant, LLC (2008-2009)
John D. Allen Age 49	Vice President	Indefinite; since 2014	Chief Investment Officer, Aspiriant, LLC (2014-present); Client Relationship Manager, Grantham, Mayo, Van Otterloo (2009-2014)
Michael H. Kossman Age 56	Vice President	Indefinite; since 2012	Chief Operating Officer (2012 -present), Chief Compliance Officer (2008-present), Chief Financial Officer (2008-2012), Aspiriant, LLC
Douglas S. Hendrickson Age 51	Treasurer	Indefinite; since 2016

Chief Financial Officer, Aspiriant, LLC (2016 - present); Acting Chief Financial Officer, Cetera Financial Group (2016-2016); Group Chief Financial Officer, Investor Services Division, Charles Schwab (2013-2015); Head of Corporate Planning, Profitability Analysis and Management Reporting, Charles Schwab (2011-2013)

Benjamin D. Schmidt Age 44	Assistant Treasurer; Secretary, Chief Compliance Officer; Anti-Money Laundering Officer	Indefinite; since 2015	Director, Aspiriant, LLC (2015-present); AVP Fund Administration, UMB Fund Services, Inc. (2000-2015)

83

ASPIRIANT TRUST

Privacy Policy

FACTS	WHAT DOES ASPIRIANT FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service you have with us. This information can include:

● Social Security number

● Account balances

● Account transactions

● Transaction history

● Wire transfer instructions

● Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Aspiriant Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does Aspiriant Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For marketing purposes – to offer our products and services to you.	No	Do Not Share
For joint marketing with other financial companies.	No	Do Not Share
For our affiliates’ everyday business purposes – information about your transactions and experiences.	Yes	No
For our affiliates’ everyday business purposes – Information about your creditworthiness.	No	Do Not Share
For our affiliates to market to you.	No	Do Not Share
For nonaffiliates to market to you.	No	Do Not Share

Questions?	Call 1.877.997.9971

84

ASPIRIANT TRUST

PRIVACY POLICY (Continued)

Who we are
Who is providing this notice?	Aspiriant Funds

What we do
How does Aspiriant Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

With respect to online privacy, we employ certain internet and email specific practices to maintain the security of your online sessions, including but not limited to firewall barriers, encryption and authentication procedures.

How does Aspiriant Funds collect my personal information?

We collect you personal information, for example, when you:

● Open an account

● Provide account information

● Give us your contact information

● Make a wire transfer

● Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

● Sharing for affiliates’ everyday business purposes – information about your creditworthiness

● Affiliates from using your information to market to you

● Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account unless you tell us otherwise.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Aspiriant Funds has no affiliates.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Aspiriant Funds does not share with nonaffiliates so they can market to you.

● Nonaffiliates we share with can include: attorneys, accountants, custodians, brokers, service providers, banks and other financial advisors and institutions.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Aspiriant Funds does not jointly market.

[ THIS PAGE INTENTIONALLY LEFT BLANK ]

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

Advisor Shares (Ticker RMEAX)

ASPIRIANT RISK-MANAGED MUNICIPAL BOND FUND

(Ticker RMMBX)

ASPIRIANT DEFENSIVE ALLOCATION FUND

(Ticker RMDFX)

ASPIRIANT RISK-MANAGED TAXABLE BOND FUND
(Ticker RMTBX)

Each, a series of Aspiriant Trust

INVESTMENT ADVISER

Aspiriant, LLC
11100 Santa Monica Blvd., Suite 600
Los Angeles, CA 90025

SUB-ADVISERS

Aperio Group, LLC
Three Harbor Drive, Suite 315
Sausalito, CA 94965

Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606

Wellington Management Company LLP
280 Contress Street
Boston, MA 02210

Wells Capital Management, Inc.
525 Market Street, 10th Floor
San Francisco, CA 94105

AUDITORS

Deloitte & Touche LLP
555 East Wells Street
Milwaukee, WI 53202

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

CUSTODIAN

JPMorgan Chase Bank, N.A.
Seaport Center, 70 Fargo Street
Boston, MA 02210-1950

DISTRIBUTOR

UMB Distribution Services, LLC
235 West Galena Street
Milwaukee, WI 53212

TRANSFER AGENT

UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

(b) not applicable.

Item 2. Code of Ethics

The Registrant has adopted a code of ethics (the “Code”), as that term is defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. A copy of the Code is attached as an exhibit. There were no amendments to the Code or waivers from the provisions of the Code.

Item 3. Audit Committee Financial Expert

The Registrant’s board has determined that Mr. Michael D. LeRoy possess the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s audit committee and designated Mr. LeRoy as “audit committee financial expert.” Mr. LeRoy is independent under the standards set forth in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

The aggregate fees billed for professional services by the principal accountant during the Registrant’s last three fiscal years are as follows:

(a) Audit Fees for Registrant.

Fiscal year ended February 29, 2020	$147,000
Fiscal year ended March 31, 2020	$110,000
Fiscal year ended March 31, 2021	$151,400

(b) Audit-Related Fees for Registrant. These fees were billed by the Registrant’s independent auditors for assurance and related services that were reasonably related to the performance of the audit of the Registrant’s financial statements.

Fiscal year ended February 29, 2020	$18,623
Fiscal year ended March 31, 2020	None
Fiscal year ended March 31, 2021	$19,934

(c) Tax Fees for Registrant. These fees were billed for professional services rendered by the Registrant’s independent auditors for tax compliance, tax advice, and tax planning.

Fiscal year ended February 29, 2020	$32,250
Fiscal year ended March 31, 2020	None
Fiscal year ended March 31, 2021	$34,200

(d) All Other Fees.

Fiscal year ended February 29, 2020	None
Fiscal year ended March 31, 2020	None
Fiscal year ended March 31, 2021	None

The aggregate fees billed for the past three fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

Fiscal year ended February 29, 2020	None
Fiscal year ended March 31, 2020	None
Fiscal year ended March 31, 2021	None

(e) Audit Committee’s pre-approval policies and procedures.

(1) The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the Registrant, including services provided to the Registrant’s investment adviser or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant with respect to any engagement that directly relates to the operations and financial reporting of the Registrant.

(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

(b) Not applicable.

(c) 100%

(d) Not applicable.

(f) None.

(g) Non-Audit Fees Billed for Registrant

None.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-end Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits

(a)	(1)	Code of Ethics as required by Item 2. Filed herewith.

(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, President and Principal Executive Officer

Date	June 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, President and Principal Executive Officer

Date	June 7, 2021

By	/s/ Douglas S. Hendrickson
Title	Douglas S. Hendrickson, Treasurer and Principal Financial Officer

Date	June 7, 2021